Registration No. 2-93177
                                                File No. 811-4108
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                 [ x ]

Pre-Effective Amendment No. _____                           [   ]

Post-Effective Amendment No. 33                             [ x ]
                             --
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                [ x ]

Amendment No. 29                                           [ x ]


                       Oppenheimer Variable Account Funds
               (Exact Name of Registrant as Specified in Charter)


                6803 South Tucson Way, Englewood, Colorado 80112
               (Address of Principal Executive Offices) (Zip Code)


                                 303-768-3200
              (Registrant's Telephone Number, including Area Code)


                             Andrew J. Donohue, Esq.
                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b) [ ] On _______________ pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1) [ x ] On May 1, 1999 pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If  appropriate,  check the  following  box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             Oppenheimer Money Fund

                 A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999

         Oppenheimer Money Fund is a money market mutual fund that seeks maximum current income from investments in money market securities that is consistent with low capital risk and the maintenance of liquidity. The Fund invests in short-term, high quality "money market" securities.

         Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. The prospectus for the insurance product (that accompanies this Prospectus) explains how to select shares of the Fund as the investment under that insurance product.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product Prospectus) carefully before you invest and keep them for future reference about your account.




                                         (OppenheimerFunds logo)



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

                  About the Fund

                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  About Your Account

                  How to Buy and Sell Shares

                  Dividends and Taxes

                  Financial Highlights

About the Fund


The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund's objective is to seek maximum current income from investment in money market securities consistent with low capital risk and the maintenance of liquidity.


What Does the Fund Invest In? The Fund is a money market fund. It invests in a variety of high-quality money market securities to seek income. Money market securities are short-term debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities. They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations maturing in 397 days or less.

Who Is the Fund Designed For? The Fund may be appropriate for variable account investors who want to earn income at current money market rates while preserving the value of their investment, because the Fund is managed to keep its share price stable at $1.00. Income on short-term securities tends to be lower than income on longer term debt securities, so the Fund's yield will likely be lower than the yield on longer-term fixed income funds. The Fund does not invest for the purpose of seeking capital appreciation or gains.

Main Risks of Investing in the Fund

All investments carry risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Fund is a money market fund that seeks income by investing in short-term debt securities that must meet strict standards set by its Board of Trustees following special rules for money market funds under federal law. These include requirements for maintaining high credit quality in the Fund's portfolio, a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the Fund's securities and diversifying the Fund's investments among issuers to reduce the effects of a default by any one issuer on the value of the Fund's shares.

         Even so, there are risks that any of the Fund's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Fund's securities (and its share price) to fall. As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

         The Fund's investment manager, OppenheimerFunds, Inc., tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. However, an investment in the Fund is not a complete investment program. The rate of the Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Fund will achieve its investment objective.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


The Fund's Past Performance

The bar chart and table below show how the Fund's returns may vary over time, by showing changes in the Fund's performance from year to year for the last ten calendar years and its average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (% as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]


Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown.

For the period from 1/1/98 through 12/31/98, the cumulative total return (not annualized) was ____%. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ___% (-Q'-) and the lowest return for a calendar quarter was ___ (-Q'-).


Average Annual Total
Returns for the periods
ending December 31, 1998       Past 1 Year    Past 5 Years     Past 10 Years

Oppenheimer Money                ____%        _____%            _____%
Fund


The returns in the table measure the performance of a hypothetical account and assume that all distributions have been reinvested in additional shares. The total returns are not the Fund's current yield. The Fund's yield more closely reflects the Fund's current earnings.


To obtain the Fund's current 7-day yield information, please call the Transfer Agent toll-free at 1-800-525-7048.



About the Fund's Investments

The Fund's Principal Investment Policies. In seeking its objective of high current income consistent with low capital risk, the Fund invests in short-term money market securities meeting quality standards established for money market funds under the Investment Company Act. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         |X| What Types of Money Market Securities Does the Fund Invest In? The following is a brief description of the types of money market securities the Fund may invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. All of the Fund's investments must meet the special quality requirements set under the Investment Company Act and described briefly below.

     |_| U.S. Government Securities. These include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States. Other U.S. government securities, such as pass-through certificates issued by the Government National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government. Some government securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal National Mortgage Corporation (Fannie Mae). Others may be supported only by the credit of the instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

|_| Bank Obligations. The Fund may buy time deposits, certificates of deposit and bankers' acceptances. They must be :

o obligations of a domestic bank having total assets of at least $1 billion or

o U.S. dollar-denominated obligations of a foreign bank with total assets of at least U.S. $1 billion.

|_| Commercial Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company. The Fund may buy commercial paper only if it meets the Fund's quality standards, described below.

         |_| Corporate Obligations. The Fund may invest in other short-term corporate debt obligations, besides commercial paper, that at the time of purchase by the Fund meet the Fund's quality standards, described below.

         |_| Other Money Market Obligations. The Fund may invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Fund or by a domestic bank. The bank must meet credit criteria set by the Fund's Board of Trustees.

         Additionally, the Fund may buy other money market instruments that its Board of Trustees approves from time to time. They must be U.S. dollar-denominated short-term investments that the Board must determine to have minimal credit risks. They also must be of "high quality" as determined by a national rating organization. The Fund may buy an unrated security that otherwise meets those qualifications.

         Currently, the Board has approved the purchase of dollar-denominated obligations of foreign banks having total assets at least equal to U.S. $1 billion, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements. Their purchase may be subject to restrictions adopted by the Board from time to time.

         |X| What Credit Quality and Maturity Standards Apply to the Fund's Investments? Debt instruments, including money market instruments, are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due. The Fund may buy only those securities that meet standards set in the Investment Company Act for money market funds. The Fund's Board has adopted procedures to evaluate securities for the Fund's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Fund.

         In general, those procedures require that securities be rated in one of the two highest short-term rating categories of two national rating organizations. At least 95% of the Fund's assets must be invested in securities of issuers with the highest credit rating. No more than 5% of the Fund's assets can be invested in securities with the second highest credit rating. In some cases, the Fund can buy securities rated by one rating organization or unrated securities that the Manager judges to be comparable in quality to the two highest rating categories.

         The procedures also limit the amount of the Fund's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Fund's investment risks. A security's maturity must not exceed 397 days. Finally, the Fund must maintain an average portfolio maturity of not more than 90 days, to reduce interest rate risks.

         |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. The Fund's investment policies and techniques are not fundamental unless this Prospectus or the Statement of Additional Information says that a particular policy is fundamental.

Other Investment Strategies. To seek its objective, the Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.

         |X| Floating Rate/Variable Rate Notes. The Fund can purchase notes with floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market index for such investments, such as the prime rate of a bank. If the maturity of a note is greater than 397 days, it may be purchased if it has a demand feature. That feature must permit the Fund to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from purchase.

     |X| Obligations of Foreign Banks and Foreign Branches of U.S. Banks. The Fund can invest in U.S. dollar-denominated securities of foreign banks having total assets at least equal to U.S. $1 billion. It can also buy dollar-denominated securities of foreign branches of U.S. banks. These securities have investment risks different from obligations of domestic branches of U.S. banks. Risks that may affect the bank's ability to pay its debt include:

|_| political and economic developments in the country in which the bank or branch is located,

|_|  imposition  of  withholding   taxes  on  interest  income  payable  on  the
securities,

|_| seizure or nationalization of foreign deposits,

|_| the establishment of exchange control regulations and

|_| the adoption of other governmental restrictions that might affect the payment of principal and interest on those securities.

         Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.

         |X| Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements. They provide the Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.

         |X| Asset-Backed Securities. The Fund may invest in asset-backed securities. These are fractional interests in pools of consumer loans and other trade receivables. They are backed by a pool of assets, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as the Fund.

         These securities are frequently supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the credit enhancement generally applies only to a fraction of the security's value. If the issuer of the security has no security interest in the related collateral, there is the risk that the Fund could lose money if the issuer defaults.

         |X|  Repurchase   Agreements.   The  Fund  may  enter  into  repurchase
agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less.

         |X| Illiquid and Restricted Securities. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have a contractual limit on resale or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Fund or additional costs.

How the Fund Is Managed

The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

         |X| Portfolio Manager. The portfolio managers of the Fund are Arthur J. Zimmer and Carol E. Wolf. They have been the persons principally responsible for the day-to-day management of the Fund's portfolio since June and July of 1998, respectively. Each is also a Vice President of the Fund, and are Senior Vice President and Vice President, respectively, of the Manager. During the past five years, each has also served as officers and portfolio managers for other Oppenheimer funds.

         |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.450% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.400% of the next $500 million, and 0.375% of net assets in excess of $1.5 billion. The Fund's management fee for its last fiscal year ended December 31, 1998, was ____% of the Fund's average annual net assets.



About Your Account


How to Buy and Sell Shares

         Shares of the Fund are offered for purchase as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying account Prospectus. All the information you need on how to buy or sell shares through your account investment are described in that prospectus. You cannot contact the Fund or its transfer agent directly, as all the records that identify you as an indirect investor are maintained by the insurance company sponsoring your separate account investment, or its servicing agents.

Classes of Shares. The Fund offers investors two different classes of shares, one without numerical designation and the other numerically designated as Class 2 shares. The different classes of shares represent investments in the same portfolio of securities but may be subject to different expenses.

       This prospectus may not be used to offer or sell Class 2 shares. Accordingly, it does not include a description of the Service Plans that only affect Class 2 shares of each Fund and the holders of such shares. An alternative version of the Fund's prospectus that includes such disclosure may be obtained without charge whenever Class 2 shares are offered, by contacting any insurance sponsor offering Class 2 shares of the Funds, or by contacting OppenheimerFunds Distributor, Inc., which may be reached at 1-800-525-7048.





                               Dividends and Taxes

Dividends. The Fund intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

Capital Gains. The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Fund does not seek capital gains, it could realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

Tax Treatment to the Account As Shareholder. Dividends paid by the Fund from its ordinary income and distributions (if any) of its net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

         This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser or the sponsor of your separate account about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information on Oppenheimer Money Fund:

The following additional information about the Fund is available without charge upon request:

                       Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

                         Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C.
20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0660.001.0599 Printed on recycled paper.

                                     Appendix to Prospectus of
                                     Oppenheimer Money Fund
                           (a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Money Fund (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses.
Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/88                                                      ____%
12/31/89                                                      ____%
12/31/90                                                      ____%
12/31/91                                                      ____%
12/31/92                                                      ____%
12/31/93                                                      ____%
12/31/94                                                      ____%
12/31/95                                                      ____%
12/31/96                                                      ____%
12/31/97                                                      ____%
12/31/98                                                      ____%

                          Oppenheimer High Income Fund

                 A Series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999

Oppenheimer High Income Fund is a mutual fund that seeks a high level of current income. The Fund invests in unrated securities or high risk securities in the lower rating categories, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities.

         Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. The prospectus for the insurance product (that accompanies this Prospectus) explains how to select shares of the Fund as the investment under that insurance product.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product Prospectus) carefully before you invest and keep them for future reference about your account.


                                                  (OppenheimerFunds logo)




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

                  About the Fund

                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  About Your Account

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund


The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund's objective is to seek a high level of current income from investment in high-yield fixed income securities.


What Does the Fund Invest In? The Fund invests mainly in debt securities of issuers in lower-rated high-yield securities of U.S. companies, foreign governments and U.S. government securities. Those debt securities typically include:

o lower-grade, high-yield domestic and foreign corporate debt obligations, and

o        collateralized mortgage obligations (CMOs),

o        other mortgage-related securities and asset-backed securities,

o        participation interests in loans,

o        "structured" notes,

o short-, medium- and long-term foreign and U.S. government bonds and notes,

o         "zero-coupon" or "stripped" securities.

         The Fund's foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The Fund can also use hedging instruments and certain derivative investments, primarily CMOs and "structured" notes, to try to enhance income or to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

|X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in individual national economies. The portfolio managers' overall strategy is to build a broadly diversified portfolio of debt securities to help moderate the special risks of investing in high yield debt instruments and foreign securities. The portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:

         |_|  Securities offering high current income,

     |_| Overall diversification for the portfolio by seeking securities whose markets and prices tend to move in different directions,

         |_|  Relative values among the fixed income market sectors.

         The Fund's diversification strategies, both with respect to securities issued by different companies and governments, are intended to reduce the volatility of the Fund's share prices while seeking current income.

Who Is the Fund Designed For? The Fund is designed primarily for variable account investors seeking high current income from a fund that ordinarily will have substantial investments in lower-grade domestic and foreign debt securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that invests in lower-grade debt securities, particularly high-yield and foreign securities, which have special risks. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Also, the Fund does not seek capital appreciation. The Fund is designed as a long-term investment for variable account investors seeking an investment with an overall sector diversification strategy. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad (this is referred to as "market risk"), or the change in value of particular bonds because of an event affecting the issuer (this is known as "credit risk"). Under normal market conditions, the Fund emphasizes investments in below-investment grade fixed-income securities. Because such securities have a higher default rate, they heighten the Fund's credit risk level. The Fund can also focus significant amounts of its investments in foreign debt securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect securities prices (this is known as "interest rate risk").

         These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. The Fund's investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

                  |_| Special Risks of Lower-Grade Securities. Because the Fund can invest without limit and is expected to invest substantially in securities below investment grade to seek high income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

         |X| Risks of Foreign Investing. The Fund can invest its assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets. The Fund will normally invest significant amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. There may be transaction costs and risks from the conversion of certain European currencies to the Euro that commenced in January 1999. For example, the Fund's custodian bank and brokers must convert their computer systems and records to reflect the Euro values of securities. If they are not prepared, there can be delays in settlements of securities trades and additional costs to the Fund.

                  |_| Special Risks of Emerging and Developing Markets. Securities in emerging and developing market countries may offer special investment opportunities but investments in these countries present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

         Emerging markets might have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than debt securities of issuers in the U.S. and other developed countries and may be very speculative.

         |X| Interest Rate Risks. The values of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

         |X| Prepayment Risk. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the Fund paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

         |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes and CMOs are examples of derivatives.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall? In the short term, the values of debt securities can fluctuate substantially because of interest rate changes. Foreign debt securities, particularly those of issuers in emerging markets, and high yield securities can be volatile, and the price of the Fund's shares can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high yield market. The Fund's security diversification strategy may help cushion the Fund's shares prices from that volatility, but debt securities are subject to other credit and interest rate risks that can affect their values and the share prices of the Fund. In the OppenheimerFunds spectrum, the Fund is generally more aggressive and has more risks than bond funds that focus on U. S. government securities and investment-grade bonds but may be less aggressive than funds that focus solely on investments in a single foreign sector, such as emerging markets.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

                  Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ___% (-Q-) and the lowest return (not annualized) for a calendar quarter was ____% (-Q-).


Average  Annual Total Returns
for the periods ended            1 Year        5 Years            10 Years
December 31, 1998

   Fund Shares                   ___%          ____%               _____%


Merrill Lynch High Yield        ____%         ______%              _____%
Master Index



The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in high yield corporate bonds, the Fund's performance is compared to the Merrill Lynch High Yield Master Index, an unmanaged index of U.S. corporate and government bonds that is a measure of the performance of the high-yield corporate bond market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from the index.

About the Fund's Investments

The Fund's Principal Investment Policies. The composition of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. At times the Fund might emphasize investments in one or two sectors because of the Manager's evaluation of the opportunities for high current income from debt securities in those sectors relative to other sectors.

         A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The Fund can invest in different types of debt securities, as described above. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's investments may be above or below investment grade in credit quality. It can invest without limit and is expected to invest substantially in below investment-grade debt securities, commonly called "junk bonds."

         The Fund can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategy. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks. High-Yield, Lower-Grade Debt Securities of U.S. Issuers. The Fund can purchase a variety of lower-grade, high-yield debt securities of U.S. issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities. There are no restrictions on the amount of the Fund's assets that can be invested in debt securities below investment grade.

         Lower-grade debt securities are those rated below "Baa" by Moody's Investors Service, Inc. or lower than "BBB" by Standard & Poor's Rating Service or similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D" or which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

         The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager may assign a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

         While investment-grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

         |X| Private-Issuer Mortgage-Backed Securities. The Fund can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

         |X| Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

Foreign Debt Securities. The Fund can buy a variety of debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry. The Fund has no requirements as to the maturity range of the foreign debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

         The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

         The Fund can buy "Brady Bonds," which are U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.

U.S.  Government  Securities.  The Fund  can  invest  in  securities  issued  or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.

         |X| U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years), and Treasury bonds (which have maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

         |X| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S.
government.  Some  are  supported  by the  full  faith  and  credit  of the U.S.
government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

     |_| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

         When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

         |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

         |X| Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage and transaction costs the Fund pays. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

         |X| Zero-Coupon and "Stripped" Securities. Some of the government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies.

         |X| Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

         |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

         |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

         Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

                  |_| "Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

         The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

         |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal, other than writing covered call options, when deemed appropriate by the Manager. Currently, the Fund does not write call options to a significant extent.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

         Some of these strategies can be used to hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options may be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options could be used to provide income to the Fund for liquidity purposes or to raise cash to distribute to shareholders.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve the primary aspect investment objective, high current income.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

         The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

     |X| Portfolio Manager. The portfolio managers of the Fund are Thomas P. Reedy and David P. Negri. They have been the persons principally responsible for the day-to-day management of the Fund's portfolio since January 1998 and May 1999, respectively. Both are Vice Presidents of the Fund, and Mr. Reedy is Vice President and Mr. Negri is Senior Vice President of the Manager. During the past five years, they also served as officers and portfolio managers for other Oppenheimer funds.

         |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended December 31, 1998, was ____% of the Fund's average annual net assets.



About Your Account


How to Buy and Sell Shares

         Shares of the Fund are offered for purchase as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying account Prospectus. All the information you need on how to buy or sell shares through your account investment are described in that prospectus. You cannot contact the Fund or its transfer agent directly, as all the records that identify you as an indirect investor are maintained by the insurance company sponsoring your separate account investment, or its servicing agents.

Classes of Shares. The Fund offers investors two different classes of shares, one without numerical designation and the other numerically designated as Class 2 shares. The different classes of shares represent investments in the same portfolio of securities but may be subject to different expenses and will likely have different share prices.

       This prospectus may not be used to offer or sell Class 2 shares. Accordingly, it does not include a description of the Service Plans that only affect Class 2 shares of each Fund and the holders of such shares. An alternative version of the Fund's prospectus that includes such disclosure may be obtained without charge whenever Class 2 shares are offered, by contacting any insurance sponsor offering Class 2 shares of the Funds, or by contacting OppenheimerFunds Distributor, Inc., which may be reached at 1-800-525-7048.

                       Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Tax Treatment to the Account As Shareholder. Dividends paid by the Fund from its ordinary income and distributions of its net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

         This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser or the sponsor of your separate account about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information on Oppenheimer High Income Fund:

The following additional information about the Fund is available without charge upon request:

                       Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

                         Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C.
20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0640.001.0599 Printed on recycled paper.

                                             Appendix to Prospectus of
                                             Oppenheimer High Income Fund
                             (a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer High Income Fund (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses.
Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/89                                                      ____%
12/31/90                                                      ____%
12/31/91                                                      ____%
12/31/92                                                      ____%
12/31/93                                                      ____%
12/31/94                                                      ____%
12/31/95                                                      ____%
12/31/96                                                      ____%
12/31/97                                                      ____%
12/31/98                                                      ____%

                              Oppenheimer Bond Fund

                 A Series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999

Oppenheimer Bond Fund is a mutual fund that seeks a high level of current income. The Fund seeks capital growth when consistent with its primary objective. Bond Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities.

         Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. The prospectus for the insurance product (that accompanies this Prospectus) explains how to select shares of the Fund as the investment under that insurance product.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product Prospectus) carefully before you invest and keep them for future reference about your account.



                                              (OppenheimerFunds logo)






As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents
                  About the Fund

                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  About Your Account

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund


The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund's objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.


What Does the Fund Invest In? The Fund invests mainly in debt securities. Those debt securities typically include:

o short-, medium- and long-term foreign and U.S. government bonds and notes,
o        collateralized mortgage obligations (CMOs),
o        other mortgage-related securities and asset-backed securities,
o        participation interests in loans,
o        "structured" notes,
o        domestic and foreign corporate debt obligations, and
o        "zero-coupon" or "stripped" securities.

As a matter of non-fundamental policy, the Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities, U.S. Government securities and money market instruments. Investment grade debt securities are those rated in one of the four highest categories by Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch IBCA, Inc. or other rating organizations or if unrated or split-rated (rated as investment grade by one rating organization but below investment grade by another), determined by the Manager to be of comparable quality. The Fund is not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced.

         The Fund's foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The Fund can also use hedging instruments and certain derivative investments, primarily CMOs and "structured" notes, to try to enhance income or to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

|X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in individual national economies. The portfolio managers' overall strategy is to build a broadly diversified portfolio of debt securities. The portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:
         |_|  Securities offering high current income,

     |_| Overall diversification for the portfolio by seeking securities whose markets and prices tend to move in different directions,

         |_|  Relative values among the fixed income market sectors.

         The Fund's diversification strategies, both with respect to securities issued by different companies and governments, are intended to reduce the volatility of the Fund's share prices while seeking current income.


Who Is the Fund Designed For? The Fund is designed primarily for variable account investors seeking high current income from a fund that ordinarily will have substantial investments in both domestic and foreign debt securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that invests in debt securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Also, the Fund seeks capital appreciation when consistent with its primary objective. The Fund is designed as a long-term investment for variable account investors seeking an investment with an overall sector diversification strategy. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad (this is referred to as "market risk"), or the change in value of particular bonds because of an event affecting the issuer (this is known as "credit risk"). The Fund can focus significant amounts of its investments in foreign debt securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect securities prices (this is known as "interest rate risk").

         These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by limiting its investments in below-investment grade securities, as explained above, and by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities are subject to risks of default.


         Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

         |X| Risks of Foreign Investing. The Fund can invest its assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. There may be transaction costs and risks from the conversion of certain European currencies to the Euro that commenced in January 1999. For example, the Fund's custodian bank and brokers must convert their computer systems and records to reflect the Euro values of securities. If they are not prepared, there can be delays in settlements of securities trades and additional costs to the Fund.

                  |_| Special Risks of Emerging and Developing Markets. Securities in emerging and developing market countries may offer special investment opportunities but investments in these countries present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

         Emerging markets might have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than debt securities of issuers in the U.S. and other developed countries and may be very speculative.

         |X| Interest Rate Risks. The values of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

         |X| Prepayment Risk. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the Fund paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

         |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes and CMOs are examples of derivatives.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall? In the short term, the values of debt securities can fluctuate substantially because of interest rate changes. Foreign debt securities, particularly those of issuers in emerging markets, and high yield securities can be volatile, and the price of the Fund's shares can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high yield market. The Fund's security diversification strategy may help cushion the Fund's shares prices from that volatility, but debt securities are subject to other credit and interest rate risks that can affect their values and the share prices of the Fund. In the OppenheimerFunds spectrum, the Fund is generally more aggressive and has more risks than bond funds that focus on U. S. government securities but may be less aggressive than funds that can invest without limit in below-investment grade bonds or that focus solely on investments in a single foreign sector, such as emerging markets.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

                  Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ___% (-Q-) and the lowest return (not annualized) for a calendar quarter was ____% (-Q-).


Average  Annual Total  Returns
for the periods ended            1 Year       5 Years        10 Years
December 31, 1998

 Fund Shares                    ___%          ____%           _____%

Lehman Brothers Corporate       ____%        ______%          _____%
Bond Index



The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in investment grade corporate and government debt securities, the Fund's performance is compared to the Lehman Brothers Corporate Bond Index, an unmanaged index of non-convertible investment grade corporate debt of U.S. issuers that is a measure of the general domestic bond market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from the index.

About the Fund's Investments

The Fund's Principal Investment Policies. The composition of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager.

         A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The Fund can invest in different types of debt securities, as described above. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's investments may be above or below investment grade in credit quality. Under normal market conditions, the Fund can invest up to 35% of its net assets in below investment-grade debt securities, commonly called "junk bonds."

         The Fund can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategy. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

U.S.  Government  Securities.  The Fund  can  invest  in  securities  issued  or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.

         |X| U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years), and Treasury bonds (which have maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

         |X| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S.
government.  Some  are  supported  by the  full  faith  and  credit  of the U.S.
government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

     |_| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

         When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

High-Yield, Lower-Grade Debt Securities of U.S. Issuers. The Fund can purchase a variety of lower-grade, high-yield debt securities of U.S. issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities. Up to 35% of the Fund's assets can be invested in debt securities below investment grade under normal market conditions.

         Lower-grade debt securities are those rated below "Baa" by Moody's Investors Service, Inc. or lower than "BBB" by Standard & Poor's Rating Service or similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D" or which are in default at the time the Fund buys them, subject to the 35% limitation on below investment grade bonds. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

         The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager may assign a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

         While investment-grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

         |X| Private-Issuer Mortgage-Backed Securities. The Fund can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

         |X| Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

Foreign Debt Securities. The Fund can buy a variety of debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry. The Fund has no requirements as to the maturity range of the foreign debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

         The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

         The Fund can buy "Brady Bonds," which are U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.

         |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

         |X| Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage and transaction costs the Fund pays. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

         |X| Zero-Coupon and "Stripped" Securities. Some of the government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies.

         |X| Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

         |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

         |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

         Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.
                  |_| "Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

         The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

         |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal, other than writing covered call options, when deemed appropriate by the Manager. Currently, the Fund does not write call options to a significant extent.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

         Some of these strategies can be used to hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options may be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options could be used to provide income to the Fund for liquidity purposes or to raise cash to distribute to shareholders.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.




Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve the primary aspect investment objective, high current income.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

         The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

     |X| Portfolio Manager. The portfolio managers of the Fund are David P. Negri and John S. Kowalik. They have been the persons principally responsible for the day-to-day management of the Fund's portfolio since January 1990 and July 1998, respectively. Both are Vice Presidents of the Fund and Senior Vice Presidents of the Manager. During the past five years, they also served as officers and portfolio managers for other Oppenheimer funds, and Mr. Kowalik was previously Managing Director and Senior Portfolio Manager at Prudential Global Advisers.

         |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended December 31, 1998, was ____% of the Fund's average annual net assets.



About Your Account


How to Buy and Sell Shares

         Shares of the Fund are offered for purchase as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying account Prospectus. All the information you need on how to buy or sell shares through your account investment are described in that prospectus. You cannot contact the Fund or its transfer agent directly, as all the records that identify you as an indirect investor are maintained by the insurance company sponsoring your separate account investment, or its servicing agents.

Classes of Shares. The Fund offers investors two different classes of shares, one without numerical designation and the other numerically designated as Class 2 shares. The different classes of shares represent investments in the same portfolio of securities but may be subject to different expenses and will likely have different share prices.

       This prospectus may not be used to offer or sell Class 2 shares. Accordingly, it does not include a description of the Service Plans that only affect Class 2 shares of each Fund and the holders of such shares. An alternative version of the Fund's prospectus that includes such disclosure may be obtained without charge whenever Class 2 shares are offered, by contacting any insurance sponsor offering Class 2 shares of the Funds, or by contacting OppenheimerFunds Distributor, Inc., which may be reached at 1-800-525-7048.

                       Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Tax Treatment to the Account As Shareholder. Dividends paid by the Fund from its ordinary income and distributions of its net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

         This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser or the sponsor of your separate account about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information on Oppenheimer Bond Fund:

The following additional information about the Fund is available without charge upon request:

                       Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

                         Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C.
20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0630.001.0599 Printed on recycled paper.

                                          Appendix to Prospectus of
                                          Oppenheimer Bond Fund
                              (a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Bond Fund (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses.
Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/89                                                      ____%
12/31/90                                                      ____%
12/31/91                                                      ____%
12/31/92                                                      ____%
12/31/93                                                      ____%
12/31/94                                                      ____%
12/31/95                                                      ____%
12/31/96                                                      ____%
12/31/97                                                      ____%
12/31/98                                                      ____%

                         Oppenheimer Strategic Bond Fund

                 A Series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999

Oppenheimer Strategic Bond Fund is a mutual fund that seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund invests in three market sectors: debt securities of foreign government and companies, U.S. government securities, and lower-rated high yield securities of U.S. companies.

         Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. The prospectus for the insurance product (that accompanies this Prospectus) explains how to select shares of the Fund as the investment under that insurance product.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product Prospectus) carefully before you invest and keep them for future reference about your account.



                                                 (OppenheimerFunds logo)










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

                                 About the Fund

                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                               About Your Account

                           How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                              Financial Highlights

About the Fund


The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund's objective is to seek a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call option on debt securities.


What Does the Fund Invest In? The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. companies. Those debt securities typically include:

o short-, medium- and long-term foreign and U.S. government bonds and notes,
o        collateralized mortgage obligations (CMOs),
o        other mortgage-related securities and asset-backed securities,
o        participation interests in loans,
o        "structured" notes,
o lower-grade, high-yield domestic and foreign corporate debt obligations, and
o        "zero-coupon" or "stripped" securities.

         Under normal market conditions, the Fund invests in each of those three market sectors. However, the Fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Manager believes that in doing so the Fund can achieve its objective without undue risk.

         The Fund's foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The Fund can also use hedging instruments and certain derivative investments, primarily CMOs and "structured" notes, to try to enhance income or to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.


|X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in individual national economies. The portfolio managers' overall strategy is to build a broadly diversified portfolio of debt securities to help moderate the special risks of investing in high yield debt instruments and foreign securities. The managers may try to take advantage of the lack of correlation of price movements that may occur among the three sectors from time to time. The portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:

         |_|  Securities offering high current income,

     |_| Overall diversification for the portfolio by seeking securities whose markets and prices tend to move in different directions,

         |_| Relative values among the three major market sectors in which the Fund invests.

         The Fund's diversification strategies, both with respect to securities in different sectors, and securities issued by different companies and governments, are intended to reduce the volatility of the Fund's share prices while seeking current income.

Who Is the Fund Designed For? The Fund is designed primarily for variable account investors seeking high current income from a fund that ordinarily will have substantial investments in both domestic and foreign debt securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that invests in debt securities, particularly high-yield and foreign securities, which have special risks. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Also, the Fund does not seek capital appreciation. The Fund is designed as a long-term investment for variable account investors seeking an investment with an overall sector diversification strategy. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad (this is referred to as "market risk"), or the change in value of particular bonds because of an event affecting the issuer (this is known as "credit risk"). The Fund can focus significant amounts of its investments in foreign debt securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect securities prices (this is known as "interest rate risk").

         These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

                  |_| Special Risks of Lower-Grade Securities. Because the Fund can invest without limit in securities below investment grade to seek high income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

         |X| Risks of Foreign Investing. The Fund can invest its assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets. The Fund will normally invest significant amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. There may be transaction costs and risks from the conversion of certain European currencies to the Euro that commenced in January 1999. For example, the Fund's custodian bank and brokers must convert their computer systems and records to reflect the Euro values of securities. If they are not prepared, there can be delays in settlements of securities trades and additional costs to the Fund.

                  |_| Special Risks of Emerging and Developing Markets. Securities in emerging and developing market countries may offer special investment opportunities but investments in these countries present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

         Emerging markets might have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than debt securities of issuers in the U.S. and other developed countries and may be very speculative.

         |X| Interest Rate Risks. The values of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

         |X| Prepayment Risk. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the Fund paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

         |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes and CMOs are examples of derivatives.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall? In the short term, the values of debt securities can fluctuate substantially because of interest rate changes. Foreign debt securities, particularly those of issuers in emerging markets, and high yield securities can be volatile, and the price of the Fund's shares can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high yield market. The Fund's sector and security diversification strategy may help cushion the Fund's shares prices from that volatility, but debt securities are subject to other credit and interest rate risks that can affect their values and the share prices of the Fund. In the OppenheimerFunds spectrum, the Fund is generally more aggressive and has more risks than bond funds that focus on U. S. government securities and investment-grade bonds but may be less aggressive than funds that focus solely on investments in a single foreign sector, such as emerging markets.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

                  Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ___% (-Q-) and the lowest return (not annualized) for a calendar quarter was ____% (-Q-).


Average  Annual Total  Returns
for the periods ended               1 Year        5 Years          Life of Fund
December 31, 1998

 Fund Shares                        ___%         ____%                _____%
(inception 5/3/93)

Lehman Brothers Aggregate           ____%      ______%              _____%
Bond Index
(inception 4/30/93)

Salomon Brothers World            _____%     ________%             _______%
Government Bond Index
(inception 4/30/93)


The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in a variety of domestic and foreign corporate and government debt securities, the Fund's performance is compared to the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds, and to the Salomon Brothers World Government Bond Index, an unmanaged index of debt securities of major foreign government bond markets. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from the index.

About the Fund's Investments

The Fund's Principal Investment Policies. The composition of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. At times the Fund might emphasize investments in one or two sectors because of the Manager's evaluation of the opportunities for high current income from debt securities in those sectors relative to other sectors.

         A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The Fund can invest in different types of debt securities, as described above. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's investments may be above or below investment grade in credit quality and the Fund can invest without limit in below investment-grade debt securities, commonly called "junk bonds."

         The Fund can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategy. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

U.S.  Government  Securities.  The Fund  can  invest  in  securities  issued  or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.

         |X| U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years), and Treasury bonds (which have maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

         |X| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S.
government.  Some  are  supported  by the  full  faith  and  credit  of the U.S.
government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

     |_| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

         When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

High-Yield, Lower-Grade Debt Securities of U.S. Issuers. The Fund can purchase a variety of lower-grade, high-yield debt securities of U.S. issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities. There are no restrictions on the amount of the Fund's assets that can be invested in debt securities below investment grade.

         Lower-grade debt securities are those rated below "Baa" by Moody's Investors Service, Inc. or lower than "BBB" by Standard & Poor's Rating Service or similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D" or which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

         The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager may assign a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

         While investment-grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

         |X| Private-Issuer Mortgage-Backed Securities. The Fund can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

         |X| Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

Foreign Debt Securities. The Fund can buy a variety of debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry. The Fund has no requirements as to the maturity range of the foreign debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

         The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

         The Fund can buy "Brady Bonds," which are U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.

         |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

         |X| Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage and transaction costs the Fund pays. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

         |X| Zero-Coupon and "Stripped" Securities. Some of the government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies.

         |X| Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

         |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

         |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

         Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.
                  |_| "Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

         The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

         |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal, other than writing covered call options, when deemed appropriate by the Manager. Currently, the Fund does not write call options to a significant extent.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

         Some of these strategies can be used to hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options may be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options could be used to provide income to the Fund for liquidity purposes or to raise cash to distribute to shareholders.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.




Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve the primary aspect investment objective, high current income.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

         The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

     |X| Portfolio Manager. The portfolio managers of the Fund are David P. Negri and Arthur P. Steinmetz. They have been the persons principally responsible for the day-to-day management of the Fund's portfolio since April 1991 and May 1993, respectively. Both are Vice Presidents of the Fund and Senior Vice Presidents of the Manager. During the past five years, they also served as officers and portfolio managers for other Oppenheimer funds.

         |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended December 31, 1998, was ____% of the Fund's average annual net assets.



About Your Account


How to Buy and Sell Shares

         Shares of the Fund are offered for purchase as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying account Prospectus. All the information you need on how to buy or sell shares through your account investment are described in that prospectus. You cannot contact the Fund or its transfer agent directly, as all the records that identify you as an indirect investor are maintained by the insurance company sponsoring your separate account investment, or its servicing agents.

Classes of Shares. The Fund offers investors two different classes of shares, one without numerical designation and the other numerically designated as Class 2 shares. The different classes of shares represent investments in the same portfolio of securities but may be subject to different expenses and will likely have different share prices.

       This prospectus may not be used to offer or sell Class 2 shares. Accordingly, it does not include a description of the Service Plans that only affect Class 2 shares of each Fund and the holders of such shares. An alternative version of the Fund's prospectus that includes such disclosure may be obtained without charge whenever Class 2 shares are offered, by contacting any insurance sponsor offering Class 2 shares of the Funds, or by contacting OppenheimerFunds Distributor, Inc., which may be reached at 1-800-525-7048.

                       Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Tax Treatment to the Account As Shareholder. Dividends paid by the Fund from its ordinary income and distributions of its net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

         This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser or the sponsor of your separate account about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information on Oppenheimer Strategic Bond Fund:

The following additional information about the Fund is available without charge upon request:

                       Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

                         Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C.
20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0265.001.0599 Printed on recycled paper.

                                       Appendix to Prospectus of
                                      Oppenheimer Strategic Bond Fund
                               (a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Strategic Bond Fund (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the five most recent calendar years, without deducting separate account expenses.
Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/94                                                      ____%
12/31/95                                                      ____%
12/31/96                                                      ____%
12/31/97                                                      ____%
12/31/98                                                      ____%

                       Oppenheimer Aggressive Growth Fund

                 A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999

         Oppenheimer Aggressive Growth Fund is a mutual fund that seeks long-term capital appreciation by investing in "growth-type" companies. Prior to May 1, 1998, this Fund was named Oppenheimer Capital Appreciation Fund.

         Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. The prospectus for the insurance product (that accompanies this Prospectus) explains how to select shares of the Fund as the investment under that insurance product.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product Prospectus) carefully before you invest and keep them for future reference about your account.



                                              (OppenheimerFunds logo)










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

                                 About the Fund

                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                               About Your Account

                           How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                              Financial Highlights

About the Fund


The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund's objective is to seek long-term capital appreciation by investing in "growth-type" companies.


What Does the Fund Invest In? The Fund invests mainly in equity securities, such as common stocks, preferred stocks and convertible securities, of issuers in the U.S. and foreign countries. The Fund can invest in any country, including
countries  with  developed  or  emerging  markets,   but  currently   emphasizes
investments in developed markets. As a fundamental policy, the Fund will normally invest in at least four countries (including the United States).

         The Fund can invest in securities of issues of all market capitalization ranges. The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

         |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign companies with high growth potential using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

         The Fund emphasizes investments in securities of "growth-type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets, and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. "Growth-type" companies may also include companies developing applications for recent scientific advances. The Fund may also invest in cyclical industries and in "special situations" that the Fund's investment Manager, OFI, believes present opportunities for capital growth. "Special situations" are anticipated acquisitions, mergers or other unusual developments which, in the opinion of the Manager, will increase the value of an issuer's securities, regardless of general business conditions or market movements. There is a risk that the price of the security may be expected to decline if the anticipated development fails to occur.


         In seeking broad diversification of the Fund's portfolio, the portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

         |_|    Companies of different capitalization ranges,

         |_| Stocks to provide growth opportunities and bonds to help moderate portfolio volatility,

|_| Companies with management that has a proven ability to handle rapid growth,

|_| Companies between their start-up and emerging growth phases,

|_| Companies in industries with substantial barriers to new competition, such as high start-up costs.

         The Fund's investment Manager, OppenheimerFunds, Inc., will select securities for appreciation potential. The Fund's diversification strategies, both with respect to different issuers, different themes and different countries, is intended to help reduce volatility of the Fund's share price while seeking growth.

Who Is the Fund Designed For? The Fund is designed primarily for variable account investors seeking capital growth in their investment over the long term, from a fund that may have substantial investments in foreign securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments and investments in foreign securities. Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors. They include changes in general stock market movements (this is referred to as "market risk"), or the change in value of particular stocks because of an event affecting the issuer. The Fund expects to have substantial amounts of its investments in foreign securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock prices (this is known as "interest rate risk").

         These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently focuses its investments primarily in stocks and other equity securities for capital appreciation, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.
Different stock markets may behave differently from each other.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. To the extent that the Fund has greater emphasis on investments in a particular industry using its "global themes" strategy, its share values may fluctuate in response to events affecting that industry.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies and also small and medium-size companies, which may have more volatile stock prices than large companies.

         |X| Special Risks of Newer Companies and Small-Cap Stocks. The Fund focuses its investments on securities with high growth potential, which are often newer companies having a market capitalization of $200 million or less. While they may offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger cap issuers. Small-cap companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling a security of a small cap issuer at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to the Fund. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

     |X| Risks of Foreign Investing. The Fund may invest substantial amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

         There may be transaction costs and risks from the conversion of certain European currencies to the euro that commenced in January 1999. For example, brokers and the Fund's custodian bank must convert their computer systems and records to reflect the euro values of securities, and if they are not prepared, there could be delays in settlements of securities trades and additional costs to the Fund.

         |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall? In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. In the OppenheimerFunds spectrum, the Fund generally may be less volatile than funds focusing on investments in emerging markets or small-cap stock funds, but the Fund has greater risks than funds that focus solely on large-cap domestic stocks.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

                  Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ___% (-Q-) and the lowest return (not annualized) for a calendar quarter was ____% (-Q-).


Average Annual Total Returns
for the  periods ended            1 Year     5 Years        10 Years
December 31, 1998

 Fund Shares                        ___%    ____%         _____%


S&P 500 Index                      ____%   ______%        _____%



The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in stocks, the Fund's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from the index.

About the Fund's Investments

The Fund's Principal Investment Policies. The composition of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Fund will invest primarily in common stocks and may invest in securities convertible into common stocks as well. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Fund invests in securities issued by domestic or foreign companies that the Manager believes have growth potential. Growth companies tend to be companies that may be developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. Current examples include companies in the fields of telecommunications, biotechnology, computer software, and new consumer products. Emerging growth companies may be providing new products or services that can enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.

         Growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over the long term.

         |_| Cyclical Opportunities. The Fund might also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. Other cyclical industries include insurance and forest products, for example. The Fund focuses on seeking growth over the long term, but could seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

         |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

         |X| Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Fund may also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

         |X| "When-Issued" and Delayed-Delivery Transactions. The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

         |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income and principal value.

         Markets underlying securities and indices might move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.
         |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively and is not required to do so to seek its objective. The Fund has limits on its use of hedging instruments and currently does not use them to a significant degree.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve the capital appreciation aspect investment objective.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

         The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

         |X| Portfolio Manager. The portfolio manager of the Fund is Bruce L. Bartlett. He is a Vice President of the Fund and a Senior Vice President of the Manager. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since April, 1998. During the past five years, Mr. Bartlett has served as portfolio manager and Vice President of other Oppenheimer funds and formerly served as a Vice President and Senior Portfolio Manager at First of America Investment Corp.

         |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets over $1.5 billion. The Fund's management fee for its last fiscal year ended December 31, 1998, was ____% of the Fund's average annual net assets.



About Your Account


How to Buy and Sell Shares

         Shares of the Fund are offered for purchase as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying account Prospectus. All the information you need on how to buy or sell shares through your account investment are described in that prospectus. You cannot contact the Fund or its transfer agent directly, as all the records that identify you as an indirect investor are maintained by the insurance company sponsoring your separate account investment, or its servicing agents.

Classes of Shares. The Fund offers investors two different classes of shares, one without numerical designation and the other numerically designated as Class 2 shares. The different classes of shares represent investments in the same portfolio of securities but may be subject to different expenses and will likely have different share prices.

       This prospectus may not be used to offer or sell Class 2 shares. Accordingly, it does not include a description of the Service Plans that only affect Class 2 shares of each Fund and the holders of such shares. An alternative version of the Fund's prospectus that includes such disclosure may be obtained without charge whenever Class 2 shares are offered, by contacting any insurance sponsor offering Class 2 shares of the Funds, or by contacting OppenheimerFunds Distributor, Inc., which may be reached at 1-800-525-7048.

                       Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Tax Treatment to the Account As Shareholder. Dividends paid by the Fund from its ordinary income and distributions of its net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

         This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser or the sponsor of your separate account about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information on Oppenheimer Aggressive Growth Fund:

The following additional information about the Fund is available without charge upon request:

                       Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

                         Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C.
20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0620.001.0599 Printed on recycled paper.

                                      Appendix to Prospectus of
                                 Oppenheimer Aggressive Growth Fund
                          (a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Aggressive Growth Fund (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses.
Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns
-----                                                --------------------
12/31/89                                                      ____%
12/31/90                                                      ____%
12/31/91                                                      ____%
12/31/92                                                      ____%
12/31/93                                                      ____%
12/31/94                                                      ____%
12/31/95                                                      ____%
12/31/96                                                      ____%
12/31/97                                                      ____%
12/31/98                                                      ____%

                             Oppenheimer Growth Fund

                 A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999

         Oppenheimer Growth Fund is a mutual fund that seeks long-term capital appreciation by investing in securities of well-known established companies. It invests mainly in equity securities.


         Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. The prospectus for the insurance product (that accompanies this Prospectus) explains how to select shares of the Fund as the investment under that insurance product.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product Prospectus) carefully before you invest and keep them for future reference about your account.




                                                  (OppenheimerFunds logo)










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

                                 About the Fund

                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                               About Your Account

                           How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                              Financial Highlights

About the Fund


The Fund's Objective and Investment Strategies


What  Is the  Fund's  Investment  Objective?  The  Fund's  objective  is to seek
long-term  capital   appreciation  by  investing  in  securities  of  well-known established companies.


What Does the Fund Invest In? The Fund invests mainly in equity securities, such as common stocks, preferred stocks and convertible securities, of issuers in the U.S. and foreign countries. The Fund can invest in any country, but it emphasizes investments in the United States and other developed markets.

         The Fund will emphasize investments in securities of well-known and established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years, including predecessors). Current income is a secondary consideration in the selection of Growth Fund's portfolio securities.

         While the Fund can invest in securities of issues of all market capitalization ranges, most well known, established companies are categorized as large capitalization issuers ($5 billion or more). The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

         |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio manager looks primarily for companies with high growth potential using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

         In seeking broad diversification of the Fund's portfolio, the portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:
         |_| Companies with management that has a proven record, |_| Companies with relatively stable or established businesses in established markets, that are entering into a growth cycle.
         |_| Companies with strong earnings growth.

         The Fund's investment Manager, OppenheimerFunds, Inc., will select securities for appreciation potential. The Fund's diversification strategies is intended to help reduce volatility of the Fund's share price while seeking growth.

Who Is the Fund Designed For? The Fund is designed primarily for variable account investors seeking capital growth in their investment over the long term, from an equity fund. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments. Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors. They include changes in general stock market movements (this is referred to as "market risk"), or the change in value of particular stocks because of an event affecting the issuer. Changes in interest rates can also affect stock prices (this is known as "interest rate risk").

         These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently focuses its investments primarily in stocks and other equity securities for capital appreciation, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.
Different stock markets may behave differently from each other.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. To the extent that the Fund has greater emphasis on investments in a particular industry using its "global themes" strategy, its share values may fluctuate in response to events affecting that industry.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies and also small and medium-size companies, which may have more volatile stock prices than large companies.

         |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall? In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. In the OppenheimerFunds spectrum, the Fund generally may be less volatile than funds focusing on investments in emerging markets or small-cap stock funds, but the Fund may have greater risk than funds that invest to some degree in fixed income securities.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

                  Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ___% (-Q-) and the lowest return (not annualized) for a calendar quarter was ____% (-Q-).


Average  Annual Total  Returns
for the periods ended            1 Year       5 Years           10 Years
December 31, 1998

Fund Shares                        ___%       ____%           _____%

S&P 500 Index                     ____%      ____%            _____%



The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in stocks, the Fund's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from the index, including debt securities, which are not included in the index.

About the Fund's Investments

The Fund's Principal Investment Policies. The composition of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Fund will invest primarily in common stocks and may invest in securities convertible into common stocks as well. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         |X| Stock Investments. The types of growth companies the Manager focuses on are larger, more established growth companies. Growth companies, for example, may be developing new products or services, such as companies in the technology sector, or they may be expanding into new markets for their products, such as the energy sector. Growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over time.

         While the Fund emphasizes investments in common stocks, it may also buy preferred stocks and securities convertible into common stock. They can include securities issued by domestic or foreign companies. The Manager considers convertible securities to be "equity equivalents" because of the conversion feature and because their rating has less impact on the investment decision than in the case of other debt securities.

         |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

         |X| Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Fund may also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

         |X| "When-Issued" and Delayed-Delivery Transactions. The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

         |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income and principal value.

         Markets underlying securities and indices might move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.
         |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively and is not required to do so to seek its objective. The Fund has limits on its use of hedging instruments and currently does not use them to a significant degree.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve the capital appreciation aspect investment objective.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

         The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

         |X| Portfolio Manager. The portfolio manager of the Fund is Jane Putnam. She is a Vice President of the Fund and the Manager. She has been the person principally responsible for the day-to-day management of the Fund's portfolio since May, 1994. During the past five years, Ms. Putnam has also served as an officer and portfolio manager for other Oppenheimer funds, prior to which she was a portfolio manager and equity research analyst for Chemical Bank.

         |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was ____% of the Fund's average annual net assets.



About Your Account


How to Buy and Sell Shares

         Shares of the Fund are offered for purchase as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying account Prospectus. All the information you need on how to buy or sell shares through your account investment are described in that prospectus. You cannot contact the Fund or its transfer agent directly, as all the records that identify you as an indirect investor are maintained by the insurance company sponsoring your separate account investment, or its servicing agents.

Classes of Shares. The Fund offers investors two different classes of shares, one without numerical designation and the other numerically designated as Class 2 shares. The different classes of shares represent investments in the same portfolio of securities but may be subject to different expenses and will likely have different share prices.

       This prospectus may not be used to offer or sell Class 2 shares. Accordingly, it does not include a description of the Service Plans that only affect Class 2 shares of each Fund and the holders of such shares. An alternative version of the Fund's prospectus that includes such disclosure may be obtained without charge whenever Class 2 shares are offered, by contacting any insurance sponsor offering Class 2 shares of the Funds, or by contacting OppenheimerFunds Distributor, Inc., which may be reached at 1-800-525-7048.

                       Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Tax Treatment to the Account As Shareholder. Dividends paid by the Fund from its ordinary income and distributions of its net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

         This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser or the sponsor of your separate account about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information on Oppenheimer Growth Fund:

The following additional information about the Fund is available without charge upon request:

                       Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

                         Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C.
20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0610.001.0599 Printed on recycled paper.

                                         Appendix to Prospectus of
                                         Oppenheimer Growth Fund
                            (a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Growth Fund (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses.
Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/89                                                      ____%
12/31/90                                                      ____%
12/31/91                                                      ____%
12/31/92                                                      ____%
12/31/93                                                      ____%
12/31/94                                                      ____%
12/31/95                                                      ____%
12/31/96                                                      ____%
12/31/97                                                      ____%
12/31/98                                                      ____%

                        Oppenheimer Small Cap Growth Fund

                 A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999

Oppenheimer Small Cap Growth Fund is a mutual fund that seeks capital appreciation. Current income is not an objective. In seeking its objective, the Fund emphasizes investments in securities of "growth-type" companies with market capitalization less than $1 billion, including common stocks, preferred stocks, convertible securities, rights, warrants and options, in proportions which may vary from time to time.

         Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. The prospectus for the insurance product (that accompanies this Prospectus) explains how to select shares of the Fund as the investment under that insurance product.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product Prospectus) carefully before you invest and keep them for future reference about your account.

                                                   (OppenheimerFunds logo)










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents
                  About the Fund

                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  About Your Account

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund


The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund's objective is to seek capital appreciation.


What Does the Fund Invest In? The Fund invests mainly in equity securities, such as common stocks, preferred stocks and convertible securities, of issuers in the U.S. and foreign countries. The Fund invests primarily in securities of "growth-type" companies with market capitalization less than $1 billion. The Fund can invest in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets.

         The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

         |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio manager looks primarily for companies with high growth potential using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

         In seeking broad diversification of the Fund's portfolio, the portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:
         |_| Companies with small capitalizations, that is, $1 billion or less, |_| Companies with management that has a proven record,
         |_| Companies with relatively stable or established businesses in established markets, that are entering into a growth cycle.
         |_|   Companies with strong earnings growth.

         The Fund's investment Manager, OppenheimerFunds, Inc., will select securities for appreciation potential. The Fund's diversification strategies, both with respect to different issuers, different themes and different countries, is intended to help reduce volatility of the Fund's share price while seeking growth.

Who Is the Fund Designed For? The Fund is designed primarily for variable account investors seeking capital growth in their investment over the long term, from a fund that may have substantial investments in small-cap stocks. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments and investments in small-cap stocks. Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors. Investments in stocks can be volatile and are subject to changes in general stock market movements (this is referred to as "market risk"). There may be events or changes affecting particular industries that might be emphasized in the Fund's portfolio (this is referred to as "industry risk") or the change in value of a particular stock because of an event affecting the issuer.

         Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. That volatility is likely to be even greater for small-cap companies. The Fund can also buy foreign securities in both emerging and developed markets that have special risks not associated with investments in domestic securities, such as the effects of currency fluctuations on relative prices.

         These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its assets in investments in any one industry. However, changes in the overall market prices of securities can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         |X| Risks of Investing in Stocks. Because the Fund invests primarily in equity securities of small-cap growth companies, the value of the Fund's portfolio will be affected by the special economic and other factors that might primarily affect the prices of small cap stocks. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. To the extent that the Fund is emphasizing investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

         |X| Special Risks of Small-Cap Stocks. The Fund focuses its investments on securities of companies having a market capitalization of $1 billion or less, which can include both established and newer companies. While newer emerging growth companies might offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger cap issuers.

         Small-cap companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling a security of a small cap issuer at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to the Fund. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies and also small and medium-size companies, which may have more volatile stock prices than large companies.

     |X| Risks of Foreign Investing. The Fund may invest substantial amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

         There may be transaction costs and risks from the conversion of certain European currencies to the euro that commenced in January 1999. For example, brokers and the Fund's custodian bank must convert their computer systems and records to reflect the euro values of securities, and if they are not prepared, there could be delays in settlements of securities trades and additional costs to the Fund.

         |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall? In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. In the OppenheimerFunds spectrum, the Fund generally may be less volatile than funds focusing on investments in emerging markets or small-cap stock funds, but the Fund has greater risks than funds that focus solely on large-cap domestic stocks.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

         Because the Fund commenced operations on May 1, 1998, calendar year performance information for 1998 is not included in this Prospectus. To obtain performance information for the Fund, you can contact the Transfer Agent at the telephone number on the Back Cover.

About the Fund's Investments

The Fund's Principal Investment Policies. The composition of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Fund will invest primarily in common stocks and may invest in securities convertible into common stocks as well. Under normal conditions, the Fund will emphasize small companies with a market capitalization of $1 billion or less. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         |X| Small-Cap Stock Investments. The Fund emphasizes investments in equity securities of small companies that have growth potential. Small-cap growth companies tend to be companies that may be developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. Current examples include companies in the fields of telecommunications, biotechnology, computer software, and new consumer products.

         Emerging growth companies may be providing new products or services that can enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.

         Growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over the long term. While they include established companies that are entering a growth cycle, they also include newer companies.

         |_| Foreign Securities The Fund Can Buy. The foreign securities the Fund can buy include equity securities of companies organized under the laws of a foreign country. The Fund can also buy foreign debt securities, primarily for liquidity or defensive purposes. It can buy debt securities issued by foreign companies or by foreign governments and their agencies.

         Foreign securities include securities traded primarily on a foreign securities exchange or over-the-counter market. Securities of companies that derive a significant portion of their revenue or profits from foreign business, investments or sales, or have a significant portion of their assets outside the U.S. are also considered to be foreign securities. Foreign securities include securities of foreign issuers that are represented in the U.S. securities markets by American Depository Receipts (ADRs) or similar arrangements.

         |_| Cyclical Opportunities. The Fund might also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. Other cyclical industries include insurance and forest products. The Fund focuses on seeking growth over the long term but might seek to take tactical advantage of
short-term   market  movements  or  events  affecting   particular   issuers  or
industries. There is the risk that those securities can lose value when the issuer or industry is out of phase in the business cycle.

         |_| Industry Focus. At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has a greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry. To some extent that risk may be limited by the Fund's policy of not concentrating 25% or more of its assets in investments in any one industry.

         |_| Other Equity Securities. While the Fund emphasizes investments in common stocks, it may also buy preferred stocks and securities convertible into common stock. The Manager considers convertible securities to be "equity equivalents" because of the conversion feature and because their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that the prices of the securities will be affected inversely by changes in prevailing interest rates). If the Fund buys convertible securities (or other debt securities) it will focus primarily on investment-grade securities, which pose less credit risk than lower-grade debt securities.

         The Fund invests in securities issued by companies that the Manager believes have appreciation potential. The Fund invests primarily in a diversified portfolio of stocks to seek capital growth. Equity securities include common stocks, preferred stocks and securities convertible into common stock. The Manager considers convertible securities to be "equity equivalents" because of the conversion feature and because their rating has less impact on the investment decision than in the case of other debt securities.

         |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.


         |X| Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Fund may also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

         |X| "When-Issued" and Delayed-Delivery Transactions. The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

         |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income and principal value.

         Markets underlying securities and indices might move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.
         |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively and is not required to do so to seek its objective. The Fund has limits on its use of hedging instruments and currently does not use them to a significant degree.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve the capital appreciation aspect investment objective.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

         The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


         The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

         |X| Portfolio Managers. The Portfolio Managers of the Fund are Jay W. Tracey, III and Alan Gilston. They are the persons principally responsible for the day-to-day management of the Fund since May 1998, and have served as portfolio managers and officers of other Oppenheimer funds. During the past five years, Mr. Tracey formerly served as a Managing Director of Buckingham Capital Management, prior to which he was a portfolio manager and Vice President of other Oppenheimer funds and a Vice President of the Manager. During the past five years, Mr. Gilston has served as a Vice President and portfolio manager for Schroeder Capital Management International, Inc.

         |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was ____% of the Fund's average annual net assets.



About Your Account


How to Buy and Sell Shares

         Shares of the Fund are offered for purchase as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying account Prospectus. All the information you need on how to buy or sell shares through your account investment are described in that prospectus. You cannot contact the Fund or its transfer agent directly, as all the records that identify you as an indirect investor are maintained by the insurance company sponsoring your separate account investment, or its servicing agents.

Classes of Shares. The Fund offers investors two different classes of shares, one without numerical designation and the other numerically designated as Class 2 shares. The different classes of shares represent investments in the same portfolio of securities but may be subject to different expenses and will likely have different share prices.

       This prospectus may not be used to offer or sell Class 2 shares. Accordingly, it does not include a description of the Service Plans that only affect Class 2 shares of each Fund and the holders of such shares. An alternative version of the Fund's prospectus that includes such disclosure may be obtained without charge whenever Class 2 shares are offered, by contacting any insurance sponsor offering Class 2 shares of the Funds, or by contacting OppenheimerFunds Distributor, Inc., which may be reached at 1-800-525-7048.

                       Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Tax Treatment to the Account As Shareholder. Dividends paid by the Fund from its ordinary income and distributions of its net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

         This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser or the sponsor of your separate account about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information on Oppenheimer Small Cap Growth Fund:

The following additional information about the Fund is available without charge upon request:

                       Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

                         Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C.
20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0297.001.0599 Printed on recycled paper.

                       Oppenheimer Global Securities Fund

                 A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999

         Oppenheimer Global Securities Fund is a mutual fund that seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. It invests in equity securities of U.S. and foreign issuers.

         Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. The prospectus for the insurance product (that accompanies this Prospectus) explains how to select shares of the Fund as the investment under that insurance product.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product Prospectus) carefully before you invest and keep them for future reference about your account.



                                                     (OppenheimerFunds logo)


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

                  About the Fund

                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  About Your Account

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund


The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund's objective is to seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities.


What Does the Fund Invest In? The Fund invests mainly in equity securities, such as common stocks, preferred stocks and convertible securities, of issuers in the U.S. and foreign countries. The Fund can invest in any country, including
countries  with  developed  or  emerging  markets,   but  currently   emphasizes
investments in developed markets. As a fundamental policy, the Fund will normally invest in at least four countries (including the United States).

         The Fund can invest in securities of issues of all market capitalization ranges. The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

         |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign companies with high growth potential using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

         In seeking broad diversification of the Fund's portfolio, the portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

|_| Companies of different capitalization ranges,

|_| Stocks to provide growth opportunities and bonds to help moderate portfolio volatility,

|_| Companies in industries with substantial barriers to new competition, such as high start-up costs.

         In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently employed include telecommunications expansion, emerging consumer markets, infrastructure development, natural resources use and development, corporate restructuring, capital market development, health care expansion and global integration. The Manager does not invest a fixed or specific amount of the Fund's assets in any one sector, and these themes and this strategy may change over time.

         The Fund's investment Manager, OppenheimerFunds, Inc., will select securities for appreciation potential. The Fund's diversification strategies, both with respect to different issuers, different themes and different countries, is intended to help reduce volatility of the Fund's share price while seeking growth.

Who Is the Fund Designed For? The Fund is designed primarily for variable account investors seeking capital growth in their investment over the long term, from a fund that may have substantial investments in foreign securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments and investments in foreign securities. Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors. They include changes in general stock market movements (this is referred to as "market risk"), or the change in value of particular stocks because of an event affecting the issuer. The Fund expects to have substantial amounts of its investments in foreign securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock prices (this is known as "interest rate risk").

         These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently focuses its investments primarily in stocks and other equity securities for capital appreciation, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.
Different stock markets may behave differently from each other.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. To the extent that the Fund has greater emphasis on investments in a particular industry using its "global themes" strategy, its share values may fluctuate in response to events affecting that industry.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies and also small and medium-size companies, which may have more volatile stock prices than large companies.

         |X| Risks of Foreign Investing. The Fund expects to invest substantial amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

         There may be transaction costs and risks from the conversion of certain European currencies to the euro that commenced in January 1999. For example, brokers and the Fund's custodian bank must convert their computer systems and records to reflect the euro values of securities, and if they are not prepared, there could be delays in settlements of securities trades and additional costs to the Fund.

         |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall? In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. In the OppenheimerFunds spectrum, the Fund generally may be less volatile than funds focusing on investments in emerging markets or small-cap stock funds, but the Fund has greater risks than funds that focus solely on large-cap domestic stocks.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

                  Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ___% (-Q-) and the lowest return (not annualized) for a calendar quarter was ____% (-Q-).


Average Annual Total Returns
for the periods ended            1 Year         5 Years       Life of Fund
December 31, 1998

Fund Shares                        ___%           ____%        _____%

(inception 11/20/90)

MSCI World Index                  ____%         ______%        _____%
(from 11/30/90)


The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in U.S. and foreign stocks, the Fund's performance is compared to the Morgan Stanley Capital International World Index, an unmanaged index of equity securities listed on stock exchanges of 20 foreign countries and the U.S. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from the index, including debt securities, which are not included in the index.

About the Fund's Investments

The Fund's Principal Investment Policies. The composition of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Fund will invest primarily in common stocks and may invest in securities convertible into common stocks as well. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Fund invests in securities issued by domestic or foreign companies that the Manager believes have appreciation potential. The Fund invests primarily in a diversified portfolio of stocks and other equity securities of issuers that may be of small, medium or large size, to seek capital growth. Equity securities include common stocks, preferred stocks and securities convertible into common stock. The Manager considers convertible securities to be "equity equivalents" because of the conversion feature and because their rating has less impact on the investment decision than in the case of other debt securities.

         |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

         |X| Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Fund may also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

         |X| "When-Issued" and Delayed-Delivery Transactions. The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

         |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income and principal value.

         Markets underlying securities and indices might move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.
         |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively and is not required to do so to seek its objective. The Fund has limits on its use of hedging instruments and currently does not use them to a significant degree.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve the capital appreciation aspect investment objective.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

         The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

         |X| Portfolio Manager. The portfolio manager of the Fund is William Wilby. He is a Vice President of the Fund and a Senior Vice President of the Manager. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since December, 1995. During the past five years, Mr. Wilby has also served as an officer and portfolio manager for other Oppenheimer funds, prior to which he was an international investment strategist at Brown Brothers Harriman & Co., and a Managing Director and Portfolio Manager at AIG Global Investors.

         |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was ____% of the Fund's average annual net assets.



About Your Account


How to Buy and Sell Shares

         Shares of the Fund are offered for purchase as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying account Prospectus. All the information you need on how to buy or sell shares through your account investment are described in that prospectus. You cannot contact the Fund or its transfer agent directly, as all the records that identify you as an indirect investor are maintained by the insurance company sponsoring your separate account investment, or its servicing agents.

Classes of Shares. The Fund offers investors two different classes of shares, one without numerical designation and the other numerically designated as Class 2 shares. The different classes of shares represent investments in the same portfolio of securities but may be subject to different expenses and will likely have different share prices.

       This prospectus may not be used to offer or sell Class 2 shares. Accordingly, it does not include a description of the Service Plans that only affect Class 2 shares of each Fund and the holders of such shares. An alternative version of the Fund's prospectus that includes such disclosure may be obtained without charge whenever Class 2 shares are offered, by contacting any insurance sponsor offering Class 2 shares of the Funds, or by contacting OppenheimerFunds Distributor, Inc., which may be reached at 1-800-525-7048.

                       Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Tax Treatment to the Account As Shareholder. Dividends paid by the Fund from its ordinary income and distributions of its net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

         This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser or the sponsor of your separate account about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information on Oppenheimer Global Securities Fund:

The following additional information about the Fund is available without charge upon request:

                       Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

                         Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C.
20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0485.001.0599 Printed on recycled paper.

                                Appendix to Prospectus of
                                Oppenheimer Global Securities Fund
                           (a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Global Securities Fund (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the eight most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/91                                                      ____%
12/31/92                                                      ____%
12/31/93                                                      ____%
12/31/94                                                      ____%
12/31/95                                                      ____%
12/31/96                                                      ____%
12/31/97                                                      ____%
12/31/98                                                      ____%

                      Oppenheimer Multiple Strategies Fund

                 A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999

         Oppenheimer Multiple Strategies Fund is a mutual fund that seeks a total return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

         Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. The prospectus for the insurance product (that accompanies this Prospectus) explains how to select shares of the Fund as the investment under that insurance product.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product Prospectus) carefully before you invest and keep them for future reference about your account.


                                                  (OppenheimerFunds logo)



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

                  About the Fund

                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  About Your Account

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund


The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund's objective is to seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.


What Does the Fund Invest In? The Fund's investment Manager, OppenheimerFunds, Inc., uses a variety of different types of securities and investment strategies to seek the Fund's objective:

o Equity securities, such as common stocks, preferred stocks and convertible securities, of issuers in the U.S. and foreign countries
o Debt securities, such as bonds and notes issued by domestic and foreign companies (which can include lower-grade, high-yield securities), securities issued or guaranteed by the U.S. government and its agencies and instrumentalities including mortgage-related securities (these are referred to as "U.S. government securities"), and debt obligations of foreign governments
o Money market instruments, which are obligations that have a maturity of 13 months or less, including short-term U.S. government securities, corporate and bank debt obligations and commercial paper
o Hedging instruments, such as put and call options, foreign currency forward contracts, futures and certain derivative investments to try to enhance income or to manage investment risks.

         These investments are more fully explained in "About the Fund's Investments," below.

         |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio managers use different investment styles to carry out an asset allocation strategy that seeks broad diversification across asset classes. The composition of the Fund's portfolio among the different types of permitted investments will vary from time to time based upon the Manager's evaluation of economic and market trends and perceived relative total anticipated return from such types of securities. Accordingly, there is neither a minimum nor a maximum percentage of the Fund's assets that may, at any given time, be invested in any of the types of investments identified above. In the event future economic or financial conditions adversely affect equity securities, it is expected that the Fund would assume a defensive position by investing in debt securities (with an emphasis on securities maturing in one year or less from the date of purchase), or cash and cash equivalents.

         The debt securities in the portfolio normally include a mix of U.S. government securities, high-yield corporate bonds and foreign bonds, to seek current income. The relative amounts of those types of debt securities in the portfolio will change over time, because those sectors of the bond markets generally react differently to changing economic environments.

         The portfolio managers employ both "growth" and "value" styles in selecting equity securities, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part. Value investing seeks issuers that are temporarily out of favor or undervalued in the market by various measures, such as the stock's price/earnings ratio. Growth investing seeks issuers that the manager believes have possibilities for increases in stock price because of strong earnings growth compared to the market, the development of new products or services or other favorable economic factors.

Who Is the Fund Designed For? The Fund is designed primarily for variable account investors seeking high total return from their investment over the long term, from a fund employing a variety of investments and investment styles in a diversified portfolio. While the Fund selects investments consistent with the goal of preservation of principal, investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund with significant investments in stocks and foreign securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors. They include changes in general stock and bond market movements (this is referred to as "market risk"), or the change in value of particular stocks or bonds because of an event affecting the issuer (in the case of bonds, this is known as "credit risk"). High-yield, lower-grade bonds (commonly called "junk bonds") are subject to greater credit risks than investment-grade securities.
The Fund can have significant amounts of its assets invested in foreign securities. Therefore, it will be subject to the risks of economic, political or other events that can affect the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock and bond prices (this is known as "interest rate risk").

         These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer.
Also, the Fund does not concentrate 25% or more of its investments in any one industry.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. The value of the Fund's portfolio therefore will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies and also small and medium-size companies, which may have more volatile stock prices than large companies.

         |X| Risks of Foreign Investing. The Fund can buy securities issued by companies or governments in any country, including developed and underdeveloped countries. There are no limits on the amounts it can invest in foreign securities. While foreign securities offer special investment opportunities, there are also special risks.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

         There may be transaction costs and risks from the conversion of certain European currencies to the euro that commenced in January 1999. For example, brokers and the Fund's custodian bank must convert their computer systems and records to reflect the euro values of securities. If they are not prepared, there could be delays in settlement of securities trades and additional costs to the Fund.

                  |_| Special Risks of Emerging and Developing Markets. Securities in emerging and developing market countries may offer special investment opportunities, but investments in these countries present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis.

         Emerging markets might have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be very speculative.

         |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield lower-grade debt securities, are subject to risks of default.

                  |_| Special Risks of Lower-Grade Securities. Because the Fund can invest in securities below investment-grade to seek high income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities (commonly called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

         |X| Interest Rate Risks. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

         |X| Prepayment Risk. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the Fund might buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the Fund paid.

         If interest rates rise rapidly, prepayments might occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

         |X| There Are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, CMOs, and structured notes are examples of derivatives the Fund can use.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall? In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares will go up and down in response to those changes. The Fund's income-oriented investments, if any, may help cushion the Fund's total return from changes in stock prices, but debt securities are subject to credit and interest rate risks. In the OppenheimerFunds spectrum, the Fund may be less volatile than funds that focus only on stock investments, but has more risks than funds that focus solely on investment grade bonds.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

                  Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ___% (-Q-) and the lowest return (not annualized) for a calendar quarter was ____% (-Q-).



Average Annual Total Returns
for the periods ended
December 31, 1998               1 Year       5 Years       10 Years

Fund Shares                     ____%         ____%         ______%

S&P 500 Index                  _____%        _____%         ______%

Lehman  Bros.  Aggregate  Bond  _____%      ______%         ______%
Index



The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in stocks, the Fund's performance is compared to the Standard & Poor's 500 Index, an unmanaged index of U.S. equity securities that is a measure of the general domestic stock market. Because the Fund also invests in debt securities, the Fund also compares its performance to the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate, government and mortgage-backed securities that is a measure of the domestic bond market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from the indices.





About the Fund's Investments

The Fund's Principal Investment Policies. The composition of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. At times the Fund may focus more on investing for capital appreciation with less emphasis on income, while seeking to preserve principal. At other times, for example when stock markets are less stable, the Fund may have substantial amounts of income-seeking investments, such as money market instruments.

         In seeking broad diversification of the Fund's portfolio over asset classes, issuers and economies, the portfolio managers consider overall and relative economic conditions in U.S. and foreign markets. They seek broad diversification by investing in different countries to help moderate the special risks of investing in foreign securities and lower-grade, high-yield debt securities. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Stock Investments. The Fund invests in equity securities of issuers that may be of small, medium or large size, to seek capital growth. Equity securities include common stocks, preferred stocks and securities convertible into common stock. Although convertible securities are a type of debt security, the Manager considers convertible securities to be "equity equivalents" because of the conversion feature and their rating has less impact on the investment decision than in the case of other debt securities. The Fund invests in securities issued by domestic or foreign companies that the Manager believes have appreciation potential.

         The Fund's equity investments may be exchange-traded or over-the-counter securities. Over-the-counter securities may have less liquidity than exchange-traded securities, and stocks of companies with smaller capitalization have greater risk of volatility than stocks of larger companies.

Debt Securities. The Fund can also invest in debt securities, such as U.S. government securities, foreign government securities, and foreign and domestic corporate bonds, notes and debentures, for their income possibilities.

         The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned a rating by the Manager. The Fund's investments may be above or below investment grade in credit quality. The Manager does not rely solely on ratings by rating organizations in selecting debt securities but evaluates business and economic factors affecting an issuer as well.

         The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies and can include "Brady Bonds." Those are U.S. dollar-denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by governments of emerging market countries and are considered speculative securities with higher risks of default. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

     |X| U.S. Government Securities. The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities". These are referred to as "U.S. government securities" in this Prospectus. They can include collateralized mortgage obligations (CMOs) and other mortgage-related securities. Mortgage-related securities are subject to additional risks of unanticipated prepayments of the underlying mortgages, which can affect the income stream to the Fund from those securities as well as their values.

                  |_| U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years), and Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayment of principal. The Fund can buy U. S. Treasury securities that have been "stripped" of their interest coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS"). Although not rated, Treasury obligations have little credit risk but prior to their maturity are subject to interest rate risk.

                  |_|  Obligations  Issued  or  Guaranteed  by  U.S.  Government
Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs"). These have relatively little credit risk.

     |_| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have significant amounts of its assets invested in mortgage-related U.S. government securities.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

         When interest rates rise rapidly and if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

         |X| Private-Issuer Mortgage-Backed Securities. The Fund can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these would include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

         |X| Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

         |X| High-Yield, Lower-Grade Debt Securities. The Fund can invest without limit in lower-grade, high yield debt securities, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek current income. These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

         Lower-grade debt securities are those rated below "Baa" by Moody's Investors Service or lower than "BBB" by Standard & Poor's or similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D" or which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

         The special risks these securities are subject to mean that the Fund may not achieve the expected income from them and that the Fund's net asset value per share may be affected by declines in value of these securities.

Money Market Instruments. The Fund can invest in money market instruments, which are debt obligations maturing in 13 months or less. They include short-term certificates of deposit, bankers' acceptances, commercial paper (including variable amount master demand notes), U.S. Government obligations, and other debt instruments (including bonds) issued by corporations. These securities may have variable or floating interest rates. The Fund's investments in commercial paper in general will be limited to paper in the top two rating categories of Standard & Poor's or Moody's.

Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

         |X| Bank Loan Participation Agreements. The Fund can invest in bank loan participation agreements. They provide the Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Manager looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan. Not more than 5% of the Fund's net assets can be invested in participation interests of any one borrower.

         |X|  Repurchase   Agreements.   The  Fund  can  enter  into  repurchase
agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less.

         |X| Zero-Coupon and "Stripped" Securities. Some of the U.S. government debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

         |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a loss to the Fund if the value of the security declines prior to the settlement date.

         |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, mortgage-related securities and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund may use other derivative investments because they offer the potential for increased income and principal value.

         Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

         |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

         The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

         |X| Portfolio Manager. The Fund's management team includes four portfolio managers. Each is a Vice President of the Fund. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Richard H. Rubinstein and David P. Negri, who are both Senior Vice Presidents of the Manager, and George Evans and Michael Levine, who are both Vice Presidents of the Manager, have been portfolio managers of the Fund since April 1991, January 1990, August 1998 and August 1998, respectively. Each serves as an officer and manager of other Oppenheimer funds. Prior to joining the Manager in June 1994, Mr. Levine was a portfolio manager and research associate for Amas Securities, Inc.

         |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was ____% of the Fund's average annual net assets.



About Your Account


How to Buy and Sell Shares

         Shares of the Fund are offered for purchase as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying account Prospectus. All the information you need on how to buy or sell shares through your account investment are described in that prospectus. You cannot contact the Fund or its transfer agent directly, as all the records that identify you as an indirect investor are maintained by the insurance company sponsoring your separate account investment, or its servicing agents.

Classes of Shares. The Fund offers investors two different classes of shares, one without numerical designation and the other numerically designated as Class 2 shares. The different classes of shares represent investments in the same portfolio of securities but may be subject to different expenses and will likely have different share prices.

       This prospectus may not be used to offer or sell Class 2 shares. Accordingly, it does not include a description of the Service Plans that only affect Class 2 shares of each Fund and the holders of such shares. An alternative version of the Fund's prospectus that includes such disclosure may be obtained without charge whenever Class 2 shares are offered, by contacting any insurance sponsor offering Class 2 shares of the Funds, or by contacting OppenheimerFunds Distributor, Inc., which may be reached at 1-800-525-7048.

                       Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Tax Treatment to the Account As Shareholder. Dividends paid by the Fund from its ordinary income and distributions of its net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

         This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser or the sponsor of your separate account about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information on Oppenheimer Multiple Strategies Fund:

The following additional information about the Fund is available without charge upon request:

                       Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

                         Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C.
20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0670.001.0599 Printed on recycled paper.

                            Appendix to Prospectus of
                            Oppenheimer Multiple Strategies Fund
                         (a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Multiple Strategies Fund (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses.
Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns
-----                                                --------------------
12/31/89                                                      ____%
12/31/90                                                      ____%
12/31/91                                                      ____%
12/31/92                                                      ____%
12/31/93                                                      ____%
12/31/94                                                      ____%
12/31/95                                                      ____%
12/31/96                                                      ____%
12/31/97                                                      ____%
12/31/98                                                      ____%

                        Oppenheimer Growth & Income Fund

                 A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999

         Oppenheimer Growth & Income Fund is a mutual fund that seeks total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

         Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. The prospectus for the insurance product (that accompanies this Prospectus) explains how to select shares of the Fund as the investment under that insurance product.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product Prospectus) carefully before you invest and keep them for future reference about your account.




                                                 (OppenheimerFunds logo)



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

                  About the Fund

                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  About Your Account

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund


The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.


What Does the Fund  Invest In? The Fund  invests in equity  securities,  such as
common  stocks,   preferred  stocks  and  convertible  securities  and  in  debt securities, of issuers in the U.S. and foreign countries.

         Although the Fund can invest in securities of issues of all market capitalization ranges, it may focus from time to time on small to medium capitalization issuers (having a market capitalization of less than $5 billion). The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

What Does the Fund Invest In? The Fund's investment Manager, OppenheimerFunds, Inc., uses a variety of different types of securities and investment strategies to seek the Fund's objective:

o Equity securities, such as common stocks, preferred stocks and convertible securities, of issuers in the U.S. and foreign countries
o Debt securities, such as bonds and notes issued by domestic and foreign companies (which can include lower-grade, high-yield securities), securities issued or guaranteed by the U.S. government and its agencies and instrumentalities including mortgage-related securities (these are referred to as "U.S. government securities"), and debt obligations of foreign governments
o Hedging instruments, such as put and call options, foreign currency forward contracts, futures and certain derivative investments to try to enhance income or to manage investment risks.

         These investments are more fully explained in "About the Fund's Investments," below.

         |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio managers use different investment styles to carry out an asset allocation strategy that seeks broad diversification across asset classes.

         The debt securities in the portfolio normally include a mix of U.S. government securities, high-yield corporate bonds and foreign bonds, to seek current income. The relative amounts of those types of debt securities in the portfolio will change over time, because those sectors of the bond markets generally react differently to changing economic environments.

         The portfolio managers employ both "growth" and "value" styles in selecting equity securities, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part. Value investing seeks issuers that are temporarily out of favor or undervalued in the market by various measures, such as the stock's price/earnings ratio. Growth investing seeks issuers that the manager believes have possibilities for increases in stock price because of strong earnings growth compared to the market, the development of new products or services or other favorable economic factors.

Who Is the Fund Designed For? The Fund is designed primarily for variable account investors seeking high total return from their investment over the long term, from a fund employing a variety of investments and investment styles in a diversified portfolio. While the Fund selects investments consistent with the goal of preservation of principal, investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund with significant investments in stocks and foreign securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors. They include changes in general stock and bond market movements (this is referred to as "market risk"), or the change in value of particular stocks or bonds because of an event affecting the issuer (in the case of bonds, this is known as "credit risk"). High-yield, lower-grade bonds (commonly called "junk bonds") are subject to greater credit risks than investment-grade securities.
The Fund can have significant amounts of its assets invested in foreign securities. Therefore, it will be subject to the risks of economic, political or other events that can affect the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock and bond prices (this is known as "interest rate risk").

         These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer.
Also, the Fund does not concentrate 25% or more of its investments in any one industry.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. The value of the Fund's portfolio therefore will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can focus from time to time on small and medium-size companies (having a market capitalization of less than $5 billion), which may have more volatile stock prices than large companies.

         |X| Risks of Foreign Investing. The Fund can buy securities issued by companies or governments in any country, including developed and underdeveloped countries. There are no limits on the amounts it can invest in foreign securities. While foreign securities offer special investment opportunities, there are also special risks.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

         There may be transaction costs and risks from the conversion of certain European currencies to the euro that commenced in January 1999. For example, brokers and the Fund's custodian bank must convert their computer systems and records to reflect the euro values of securities. If they are not prepared, there could be delays in settlement of securities trades and additional costs to the Fund.

                  |_| Special Risks of Emerging and Developing Markets. Securities in emerging and developing market countries may offer special investment opportunities, but investments in these countries present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis.

         Emerging markets might have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be very speculative.

         |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield lower-grade debt securities, are subject to risks of default.

                  |_| Special Risks of Lower-Grade Securities. Because the Fund can invest in securities below investment-grade to seek high income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities (commonly called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

         |X| Interest Rate Risks. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

         |X| Prepayment Risk. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the Fund might buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the Fund paid.

         If interest rates rise rapidly, prepayments might occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

         |X| There Are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, CMOs, and structured notes are examples of derivatives the Fund can use.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall? In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares will go up and down in response to those changes. The Fund's income-oriented investments, if any, may help cushion the Fund's total return from changes in stock prices, but debt securities are subject to credit and interest rate risks. In the OppenheimerFunds spectrum, the Fund may be less volatile than funds that focus only on stock investments, but has more risks than funds that focus solely on investment grade bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

                  Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ___% (-Q-) and the lowest return (not annualized) for a calendar quarter was ____% (-Q-).


Average Annual Total Returns
for the periods ended             1 Year                    Life of Fund
December 31, 1998

Fund Shares                        ___%                        ____%
(inception 7/5/95)

S&P 500 Index                     ____%                       ______%
(inception 6/30/95)


The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in stocks, the Fund's performance is compared to the Standard & Poor's 500 Index, an unmanaged index of U.S. equity securities. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from the index.

About the Fund's Investments

The Fund's Principal Investment Policies. The composition of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. At times the Fund may focus more on investing for capital appreciation with less emphasis on income, while seeking to preserve principal. At other times, for example when stock markets are less stable, the Fund may have substantial amounts of income-seeking investments, such as money market instruments.

         In seeking broad diversification of the Fund's portfolio over asset classes, issuers and economies, the portfolio managers consider overall and relative economic conditions in U.S. and foreign markets. They seek broad diversification by investing in different countries to help moderate the special risks of investing in foreign securities and lower-grade, high-yield debt securities. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Stock Investments. The Fund invests in equity securities of issuers that may be of small, medium or large size, to seek capital growth. It can focus from time to time on small and medium cap companies (having a market capitalization of less than $5 billion). Equity securities include common stocks, preferred stocks and securities convertible into common stock. Although convertible securities are a type of debt security, the Manager considers convertible securities to be "equity equivalents" because of the conversion feature and their rating has less impact on the investment decision than in the case of other debt securities. The Fund invests in securities issued by domestic or foreign companies that the Manager believes have appreciation potential.

         The Fund's equity investments may be exchange-traded or over-the-counter securities. Over-the-counter securities may have less liquidity than exchange-traded securities, and stocks of companies with smaller capitalization have greater risk of volatility than stocks of larger companies.

Debt Securities. The Fund can also invest in debt securities, such as U.S. government securities, foreign government securities, and foreign and domestic corporate bonds, notes and debentures, for their income possibilities.

         The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned a rating by the Manager. The Fund's investments may be above or below investment grade in credit quality. The Manager does not rely solely on ratings by rating organizations in selecting debt securities but evaluates business and economic factors affecting an issuer as well.

         The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies and can include "Brady Bonds." Those are U.S. dollar-denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by governments of emerging market countries and are considered speculative securities with higher risks of default. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

     |X| U.S. Government Securities. The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities". These are referred to as "U.S. government securities" in this Prospectus. They can include collateralized mortgage obligations (CMOs) and other mortgage-related securities. Mortgage-related securities are subject to additional risks of unanticipated prepayments of the underlying mortgages, which can affect the income stream to the Fund from those securities as well as their values.

                  |_| U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years), and Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayment of principal. The Fund can buy U. S. Treasury securities that have been "stripped" of their interest coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS"). Although not rated, Treasury obligations have little credit risk but prior to their maturity are subject to interest rate risk.

                  |_|  Obligations  Issued  or  Guaranteed  by  U.S.  Government
Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs"). These have relatively little credit risk.

     |_| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have significant amounts of its assets invested in mortgage-related U.S. government securities.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

         When interest rates rise rapidly and if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

         |X| Private-Issuer Mortgage-Backed Securities. The Fund can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these would include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

         |X| Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

         |X| High-Yield, Lower-Grade Debt Securities. The Fund can purchase a variety of lower-grade, high yield debt securities, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek current income. These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

         Lower-grade debt securities are those rated below "Baa" by Moody's Investors Service or lower than "BBB" by Standard & Poor's or similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D" or which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

         The special risks these securities are subject to mean that the Fund may not achieve the expected income from them and that the Fund's net asset value per share may be affected by declines in value of these securities.

Money Market Instruments. The Fund can invest in money market instruments, which are debt obligations maturing in 13 months or less. They include short-term certificates of deposit, bankers' acceptances, commercial paper (including variable amount master demand notes), U.S. Government obligations, and other debt instruments (including bonds) issued by corporations. These securities may have variable or floating interest rates. The Fund's investments in commercial paper in general will be limited to paper in the top two rating categories of Standard & Poor's or Moody's.

Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

         |X| Bank Loan Participation Agreements. The Fund can invest in bank loan participation agreements. They provide the Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Manager looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan. Not more than 5% of the Fund's net assets can be invested in participation interests of any one borrower.

         |X|  Repurchase   Agreements.   The  Fund  can  enter  into  repurchase
agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less.

         |X| Zero-Coupon and "Stripped" Securities. Some of the U.S. government debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

         |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a loss to the Fund if the value of the security declines prior to the settlement date.

         |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, mortgage-related securities and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund may use other derivative investments because they offer the potential for increased income and principal value.

         Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

         |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

         The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Is Managed

The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

         |X| Portfolio Manager. The portfolio manager of the Fund is Michael S. Levine. He is a Vice President of the Fund and of the Manager. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since April, 1998, and shared that responsibility with another portfolio manager from July, 1995 to April, 1998. During the past five years, Mr. Levine was a portfolio manager and research associate for Amos Securities, Inc., before which he was an analyst for Shearson Lehman Hutton, Inc.

         |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was ____% of the Fund's average annual net assets.



About Your Account


How to Buy and Sell Shares

         Shares of the Fund are offered for purchase as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying account Prospectus. All the information you need on how to buy or sell shares through your account investment are described in that prospectus. You cannot contact the Fund or its transfer agent directly, as all the records that identify you as an indirect investor are maintained by the insurance company sponsoring your separate account investment, or its servicing agents.

Classes of Shares. The Fund offers investors two different classes of shares, one without numerical designation and the other numerically designated as Class 2 shares. The different classes of shares represent investments in the same portfolio of securities but may be subject to different expenses and will likely have different share prices.

       This prospectus may not be used to offer or sell Class 2 shares. Accordingly, it does not include a description of the Service Plans that only affect Class 2 shares of each Fund and the holders of such shares. An alternative version of the Fund's prospectus that includes such disclosure may be obtained without charge whenever Class 2 shares are offered, by contacting any insurance sponsor offering Class 2 shares of the Funds, or by contacting OppenheimerFunds Distributor, Inc., which may be reached at 1-800-525-7048.

                       Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Tax Treatment to the Account As Shareholder. Dividends paid by the Fund from its ordinary income and distributions of its net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

         This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser or the sponsor of your separate account about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information on Oppenheimer Growth & Income Fund:

The following additional information about the Fund is available without charge upon request:

                       Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

                         Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C.
20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0650.001.0599 Printed on recycled paper.

                             Appendix to Prospectus of
                             Oppenheimer Growth & Income Fund
                         (a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Growth & Income Fund (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the three most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/96                                                      ____%
12/31/97                                                      ____%
12/31/98                                                      ____%

Oppenheimer Variable Account Funds


6803 S. Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated May 1, 1999

OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust") is an investment company consisting of ten separate Funds (the "Funds"):

Oppenheimer Money Fund ("Money Fund")
Oppenheimer High Income Fund ("High Income Fund")
Oppenheimer Bond Fund ("Bond Fund")
Oppenheimer Strategic Bond Fund ("Strategic Bond Fund")
Oppenheimer Aggressive Growth Fund ("Aggressive Growth Fund"). Prior to May 1, 1998, this Fund was named "Oppenheimer Capital Appreciation Fund."
Oppenheimer Growth Fund ("Growth Fund")
Oppenheimer Small Cap Growth Fund ("Small Cap Growth Fund").
Oppenheimer Global Securities Fund ("Global Securities Fund")
Oppenheimer Multiple Strategies Fund ("Multiple Strategies Fund")
Oppenheimer Growth & Income Fund ("Growth & Income Fund")

Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the Prospectus.

         This Statement of Additional Information is not a Prospectus. This document contains additional information about the Funds and the Trust, and supplements information in the Funds' Prospectuses dated May 1, 1999. It should be read together with the Prospectuses. You can obtain a Prospectus by writing to the Funds' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                          Page
About the Fund
Additional Information About the Funds' Investment Policies and Risks....
     The Funds' Investment Policies......................................
     Other Investment Techniques and Strategies..........................
     Investment Restrictions.............................................
How the Funds are Managed ...............................................
     Organization and History............................................
     Trustees and Officers...............................................
     The Manager.........................................................
Brokerage Policies of the Funds..........................................
Distribution and Service Plans...........................................
Performance of the Funds.................................................
About Your Account
How To Buy and Sell Shares...............................................
Dividends, Capital Gains and Taxes.......................................
Additional Information About the Funds...................................

Financial Information About the Funds
Independent Auditors' Report.............................................
Financial Statements.....................................................

Appendix A: Ratings Definitions.........................................  A-1
Appendix B: Industry Classifications....................................  B-1
Appendix C: Major Shareholders..........................................  C-1

ABOUT THE FUNDS


      Additional Information About the Funds' Investment Policies and Risks

         The investment objective, the principal investment policies and the main risks of the Funds are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Funds' investment Manager, OppenheimerFunds, Inc., can select for the Funds. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Funds' Investment Policies. The composition of the Funds' portfolio and the techniques and strategies that the Manager uses in selecting portfolio securities will vary over time. The Funds are not required to use all of the investment techniques and strategies described below at all times in seeking its goal. They may use some of the special investment techniques and strategies at some times or not at all.

         In selecting securities for the Funds' portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. That process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer.

         The Funds are categorized by the types of investment they make. Growth Fund, Aggressive Growth Fund, Small Cap Growth Fund and Global Securities Fund can be categorized as "Equity Funds." High Income Fund, Bond Fund, and Strategic Bond Fund can be categorized as "Fixed Income Funds." Multiple Strategies Fund and Growth & Income Fund share the investment characteristics (and certain of the Investment Policies) of both the Equity Funds and the Fixed Income Funds, depending upon the allocations determined from time to time by their portfolio managers. Money Fund's investment policies are explained separately, and except for investment restrictions, discussion about other investment policies do not apply to Money Fund.

         |X| Investments in Equity Securities. The Equity Funds focus their investments in equity securities, which include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Certain equity securities may be selected not only for their appreciation possibilities but because they may provide dividend income.

     Small-cap growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies. Therefore, to the degree that a Fund has investments in smaller capitalization companies at times of market volatility, that Fund's share price may fluctuate more. Those investments may be limited to the extent the Manager believes that such investments would be inconsistent with the goal of preservation of principal.

                  |_| Growth Companies. The Equity Funds in particular may invest in securities of "growth" companies. Growth companies are those companies that the Manager believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value. They may be established companies as well as newer companies in the development stage. Growth companies may have a variety of characteristics that in the Manager's view define them as "growth" issuers.

         They may be generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio managers of the Funds look for growth companies with strong, capable management sound financial and accounting policies, successful product development and marketing and other factors.

                  |_| Convertible Securities. While convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. Convertible securities are subject to the credit risks and interest rate risks described below in "Debt Securities."

         To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:

(1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,

(2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and

(3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

                  |_| Rights and Warrants. The Equity Funds may invest in warrants or rights. The Funds do not expect that their investments in warrants and rights will exceed 5% of their net assets.

         Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

                  |_| Convertible Securities. While convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:

(4) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,

(5) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

         |X| Investments in Bonds and Other Debt Securities. The Fixed Income Funds in particular can invest in bonds, debentures and other debt securities to seek current income as part of its investment objective.

         The Funds' debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated in one of the four highest categories by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch IBCA,
Inc., Duff & Phelps, Inc., or that have comparable ratings by another nationally-recognized rating organization, or if unrated or split-rated, determined by the Manager to be of comparable quality. In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness.

                  |_| U.S. Government Securities. The Funds can buy securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to very little credit risk. Obligations of U.S. government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the "full faith and credit" of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Fund will invest in securities of U.S. government agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.


                  |_| Special Risks of Lower-Grade Securities. Because lower-rated securities tend to offer higher yields than investment grade securities, the Fund may invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for a Fund's portfolio).

         Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

         While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Duff & Phelps are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's, Standard & Poor's, Fitch IBCA and Duff & Phelps are included in Appendix A to this Statement of Additional Information.

         |X| Foreign Securities. The Equity Funds and the Fixed Income Funds may invest in foreign securities, and Global Securities Fund expects to have substantial investments in foreign securities. These include equity securities issued by foreign companies and debt securities issued or guaranteed by foreign companies or governments, including supra-national entities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities. They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Because the Funds may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S. dollar will result in a change in the amount of income the Funds have available for distribution. Because a portion of the Funds' investment income may be received in foreign currencies, the Funds will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Funds will absorb the cost of currency fluctuations. After the Funds have distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

     |_| Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are: o reduction of income by foreign taxes; o fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);

o        transaction charges for currency exchange;

o        lack of public information about foreign issuers;

o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;

o less volume on foreign exchanges than on U.S. exchanges;

o greater volatility and less liquidity on foreign markets than in the U.S.;

o less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.; o greater difficulties in commencing lawsuits;

o higher brokerage commission rates than in the U.S.;

o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;

o possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and

o        unfavorable differences between the U.S. economy and foreign economies.

                  In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

                  |_| Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's goal of preservation of principal.

         The Funds intend to invest less than 5% of its total assets in securities of issuers of Eastern European countries. The social, political and economic reforms in most Eastern European countries are still in their early stages, and there can be no assurance that these reforms will continue. Eastern European countries in many cases do not have a sophisticated or well-established capital market structure for the sale and trading of securities. Participation in the investment markets in some of those countries may be available initially or solely through investment in joint ventures, state enterprises, private placements, unlisted securities or other similar illiquid investment vehicles.

         In addition, although investment opportunities may exist in Eastern European countries, any change in the leadership or policies of the governments of those countries, or changes in the leadership or policies of any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring. As a result investment opportunities which may currently exist may be threatened.

         The prior authoritarian governments of a number of the Eastern European countries previously expropriated large amounts of real and personal property, which may include property which will be represented by or held by entities issuing the securities the Fund might wish to purchase. In many cases, the claims of the prior property owners against those governments were never finally settled. There can be no assurance that any property represented by or held by entities issuing securities purchased by the Fund will not also be expropriated, nationalized, or confiscated. If that property were confiscated, the Fund could lose a substantial portion of its investments in such countries. The Fund's investments could also be adversely affected by exchange control regulations imposed in any of those countries.

             |_| Risks of Conversion to Euro. On January 1, 1999, eleven countries in the European Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lire) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:

o issuers in which the Funds invest, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress securities values.

o vendors the Funds depend on to carry out its business, such as its Custodian (which holds the foreign securities the Fund buys), the Manager (which must price the Funds' investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Funds.

o exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Funds.

         The Manager is upgrading (at its expense) its computer and bookkeeping systems to deal with the conversion. The Funds' Custodian has advised the Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Funds' portfolio manager will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Funds' investments cannot be determined with certainty at this time, but they may reduce the value of some of the Funds' holdings and increase its operational costs.

         |X| Portfolio Turnover. "Portfolio turnover" describes the rates at which the Funds traded their portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Funds' portfolio turnover rates will fluctuate from year to year, and the Funds may have portfolio turnover rates of more than 100% annually.

Other  Investment  Techniques  and  Strategies.   In  seeking  their  respective
objectives, the Funds may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

         |X| Investing in Small, Unseasoned Companies. The Funds may invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Funds' ability to dispose of them and can reduce the price the Funds might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Funds are attempting to dispose of their holdings of that security. In that case the Funds might receive a lower price for its holdings than might otherwise be obtained.

         |X| When-Issued and Delayed-Delivery Transactions. The Funds may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" or "forward commitment" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.


         When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date (generally within 45 days of the date the offer is accepted). The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Funds. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds from the investment. No income begins to accrue to the Funds on a when-issued security until the Funds receive the security at settlement of the trade.

         The Funds will engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Funds enter into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Funds to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

         When the Funds engage in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Funds will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Funds choose to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

         At the time the Funds make the commitment to purchase or sell a security on a when-issued or delayed delivery basis, they record the transaction on its books and reflects the value of the security purchased in determining the Funds' net asset value. In a sale transaction, they record the proceeds to be received. The Funds will identify on their books liquid assets at least equal in value to the value of the Funds' purchase commitments until the Funds pay for the investment.

         When-issued and delayed-delivery transactions can be used by the Funds as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Funds might sell securities in their portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Funds might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

         |X| Repurchase Agreements. The Funds may acquire securities subject to repurchase agreements. They may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

         In a repurchase transaction, the Funds buy a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Funds' Board of Trustees from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Funds' limits on holding illiquid investments. No Fund will not enter into a repurchase agreement that causes more than 15% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Funds' repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Funds may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Funds with the issuer at the time the Funds buy the securities. When the Funds must arrange registration because the Funds wish to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Funds could sell it. The Funds would bear the risks of any downward price fluctuation during that period.

         The Funds may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Funds have limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Funds' holdings of that security may be considered to be illiquid.


         Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         |X| Forward Rolls. The Funds can enter into "forward roll" transactions with respect to mortgage related securities. In this type of transaction, the Funds sell a mortgage related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements,. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Funds in excess of the yield on the securities that have been sold.

         The Funds will only enter into "covered" rolls. To assure their future payment of the purchase price, the Funds will identify on its books cash, U.S. government securities or other high-grade debt securities in an amount equal to the payment obligation under the roll.

         These transactions have risks. During the period between the sale and the repurchase, the Funds will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Funds sell may decline below the price at which the Funds are obligated to repurchase securities.

         |X| Loans of Portfolio Securities. To raise cash for liquidity purposes or income, the Funds can lend their portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. These loans are limited to not more than 25% of the value of that Fund's net assets. The Funds currently do not intend to engage in loans of securities in the coming year, but if they do so, such loans will not likely exceed 5% of that Fund's total assets.

         There are some risks in connection with securities lending. The Funds might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Funds must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, or securities of the U.S. Government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Funds.

         When they lend securities, the Funds receive amounts equal to the dividends or interest on loaned securities. They also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Funds may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         |X| Borrowing for Leverage. The Funds have the ability to borrow up to 10% of the value of its net assets from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Funds may borrow only from banks. Under current regulatory requirements, borrowings can be made only to the extent that the value of that Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of that Fund's assets fails to meet this 300% asset coverage requirement, that Fund will reduce its bank debt within three days to meet the requirement. To do so, that Fund might have to sell a portion of its investments at a disadvantageous time.

         The Funds will pay interest on these loans, and that interest expense will raise the overall expenses of that Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, that Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate using this technique in the next year but if it does so, it will not likely be to a substantial degree.

         |X| Derivatives. The Funds can invest in a variety of derivative investments for hedging purposes. Some derivative investments the Funds can use are the hedging instruments described below in this Statement of Additional Information. The Equity Funds do not use, and do not currently contemplate using, derivatives or hedging instruments to a significant degree in the coming year and they are not obligated to use them in seeking their objectives.

         Other derivative investments the Fixed Income Funds can invest in include "index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Fund may use. Typically, these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         Other derivative investments the Fixed Income Funds can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

         |X| Hedging. Although the Funds can use hedging instruments, they are not obligated to use them in seeking their objective. To attempt to protect against declines in the market value of the Funds' portfolio, to permit the Funds to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds could:
         |_|    sell futures contracts,
         |_| buy puts on such futures or on securities, or |_| write covered calls on securities or futures. Covered calls may also be used to increase the Funds' income, but the Manager does not expect to engage extensively in that practice.

         The Funds can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Funds would normally seek to purchase the securities and then terminate that hedging position. The Funds might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Funds could:
         |_| buy futures, or
         |_| buy calls on such futures or on securities.

         The Funds' strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Funds can use are described below. The Funds may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Funds' investment objective and are permissible under applicable regulations governing the Fund.

         |_| Futures. The Equity Funds can buy and sell future contracts that relate to

 (1) broadly-based stock indices (these are referred to as "stock index futures") and

(2) foreign currencies (these are referred to as "forward contracts").

The Fixed Income Funds can buy and sell futures contracts that relate to

(1) bond indices (these are referred to as "bond index futures"),

(2) debt securities (these are referred to as "interest rate futures"), and

(3) forward contracts.

         A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

         No money is paid or received by the Funds on the purchase or sale of a future. Upon entering into a futures transaction, the Funds will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Funds' Custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on that Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, the Funds may elect to close out their position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Fund. Any loss or gain on the future is then realized by that Fund for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         |_| Put and Call Options. The Funds can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Funds can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

                  |_| Writing Covered Call Options. The Funds can write (that is, sell) covered calls. If the Funds sell a call option, it must be covered. That means the Funds must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable that Fund to satisfy its obligations if the call is exercised. Up to 50% of the Funds' total assets may be subject to calls the Funds write.

         When a Fund writes a call on a security, it receives cash (a premium). That Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Funds share the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Funds receive. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Funds would keep the cash premium and the investment.

         When the Funds write a call on an index, they receive cash (a premium). If the buyer of the call exercises it, the Funds will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Funds would keep the cash premium.

         The Funds' Custodian, or a securities depository acting for the Custodian, will act as the Funds' escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Funds have written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Funds enter into a closing transaction.

         When the Funds write an over-the-counter ("OTC") option, they will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Funds will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Funds write an OTC option, they will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Funds may purchase a corresponding call in a "closing purchase transaction." The Funds will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Funds wrote is more or less than the price of the call the Funds purchase to close out the transaction. The Funds may realize a profit if the call expires unexercised, because the Funds will retain the underlying security and the premium they received when they wrote the call. Any such profits are considered short-term capital gains for Federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Funds they are taxable as ordinary income. If the Funds cannot effect a closing purchase transaction due to the lack of a market, they will have to hold the callable securities until the call expires or is exercised.

         The Funds may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Funds must cover the call by segregating an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Funds' receipt of an exercise notice as to that future require the Funds to deliver a futures contract. It would simply put that Fund in a short futures position, which is permitted by the Funds' hedging policies.

                  |_| Writing Put Options. The Funds can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Funds will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

         If the Funds write a put, the put must be covered by segregated liquid assets. The premium the Funds receive from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Funds also assume the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Funds have written expires unexercised, the Funds realize a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Funds must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Funds may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Funds incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Funds will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds therefore forgo the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Funds' obligation as the put writer continues, they may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Funds to take delivery of the underlying security and pay the exercise price. The Funds have no control over when they may be required to purchase the underlying security, since they may be assigned an exercise notice at any time prior to the termination of their obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Funds effect a closing purchase transaction by purchasing a put of the same series as it sold. Once the Funds have been assigned an exercise notice, they cannot effect a closing purchase transaction.

         The Funds may decide to effect a closing purchase transaction to realize a profit on an outstanding put option they have written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Funds to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Funds will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Funds, are taxable as ordinary income.

                  |_| Purchasing Calls and Puts. The Funds can purchase calls to protect against the possibility that the Funds' portfolio will not participate in an anticipated rise in the securities market. When the Funds buy a call (other than in a closing purchase transaction), they pay a premium. The Funds then have the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Funds benefit only if they sell the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Funds do not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Funds will have paid the premium but lost the right to purchase the underlying investment.

         The Funds can buy puts whether or not it holds the underlying investment in its portfolio. When the Funds purchase a put, they pay a premium and, except as to puts on indices, have the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures a Fund owns enables that Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Funds may sell the put prior to its expiration. That sale may or may not be at a profit.

         When the Funds purchase a call or put on an index or future, they pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         The Funds may buy a call or put only if, after the purchase, the value of all call and put options held by the Funds will not exceed 5% of the Funds' total assets.

                  |_| Buying and Selling Options on Foreign Currencies. The Funds can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Funds could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Funds' position. The Funds will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Funds write on a foreign currency is "covered" if that Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its Custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Funds could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Funds own or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's Custodian bank.

         |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Funds could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Funds' option activities could affect their portfolio turnover rate and brokerage commissions. The exercise of calls written by the Funds might cause a Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the a Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within a Fund's control, holding a put might cause that Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Funds could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Funds' net asset values being more sensitive to changes in the value of the underlying investment.

         If a covered call written by a Fund is exercised on an investment that has increased in value, that Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Funds might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Funds' securities. For example, it is possible that while the Funds have used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Funds' portfolio might decline. If that occurred, the Funds would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the Funds' portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Funds may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Funds can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Funds then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Funds will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         |_| Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Funds have bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Funds limit their exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund may also use "cross-hedging" where the Funds hedge against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Funds own or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, that Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Funds could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Funds believe that foreign currency might suffer a substantial decline against the U.S. dollar, they could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Funds believe that the U.S. dollar might suffer a substantial decline against a foreign currency, they could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Funds could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Funds believe that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

         The Funds will cover their short positions in these cases by identifying to its Custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Funds will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Funds are obligated to deliver, the Funds might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Funds are obligated to deliver to settle the trade, the Funds might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Funds to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Funds' performance if there are unanticipated changes in currency prices to a greater degree than if the Funds had not entered into such contracts.

         At or before the maturity of a forward contract requiring the Funds to sell a currency, the Funds might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Funds might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Funds will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Funds might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Funds would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Funds of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Funds must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. The Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Funds desire to resell that currency to the dealer.

         |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Funds are required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, the Funds are exempted from registration with the CFTC as a "commodity pool operator" if the Funds comply with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of Bond Funds' assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Funds must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Funds' net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions in options by the Funds are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Funds may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Funds' adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the Investment Company Act, when the Funds purchase a future, they must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

         |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Funds may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Funds at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Funds to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Funds enter into may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1) gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Funds actually collect such receivables or pays such liabilities, and
(2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

     |X| Temporary Defensive Investments. When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Funds can invest in a variety of debt securities for defensive purposes. The Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Funds can buy:

|_|   obligations   issued  or  guaranteed  by  the  U.  S.  government  or  its instrumentalities or agencies,

|_| commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,

|_| short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's Investors Service, Inc. or at least BBB by Standard & Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,

|_| certificates of deposit and bankers' acceptances of domestic and foreign banks having total assets in excess of $1 billion, and

|_|      repurchase agreements.

         Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

         O Money Fund Investment Policies. Under Rule 2a-7, Money Fund may purchase only "Eligible Securities," as defined below, that the Manger, under procedures approved by the Trust's Board of Trustees, has determined have minimal credit risk. An "Eligible Security" is (a) a security that has received a rating in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations" as defined in Rule 2a-7 ("Rating Organizations"), or, if only one Rating Organization has rated that security, by that Rating Organization (the "Rating Requirements"), (b) a security that is guaranteed, and either that guarantee or the party providing that guarantee meets the Rating Requirements, or (c) an unrated security that is either issued by an issuer having another similar security that meets the Rating Requirements, or is judged by the Manager to be of comparable quality to investments that meet the Rating Requirements. Rule 2a-7 permits Money Fund to purchase "First Tier Securities," which are Eligible Securities rated in the highest category for short-term debt obligations by at least two Rating Organizations, or, if only one Rating Organization has rated a particular security, by that Rating Organization, or comparable unrated securities. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present "minimal credit risk." If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Trust's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in Money Fund's best interests to dispose of it; but if Money Fund disposes of the security within 5 days of OppenheimerFunds, Inc. (the "Manager") learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in Money Fund's best interests to dispose of the security. The Rating Organizations currently designated as such by the Securities and Exchange Commission ("SEC") are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch Investors Service, L.P., Duff & Phelps, Inc., IBCA Limited and its affiliate, INCA, Inc., and Thomson BankWatch, Inc. See Appendix B to the Prospectus for a description of the rating categories of the Rating Organizations.

     -- Certificates of Deposit and Commercial Paper. Money Fund may invest in certificates of deposit of up to $100,000 of a domestic bank if such certificates of deposit are fully insured as to principal by the Federal Deposit Insurance Corporation. For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations and the term "foreign bank" includes foreign branches of U.S. banks (issuers of "Eurodollar" instruments), U.S. branches and agencies of foreign banks (issuers of "Yankee dollar" instruments) and foreign branches of foreign banks. Money Fund also may purchase obligations issued by other entities if they are: (i) guaranteed as to principal and interest by a bank or corporation whose certificates of deposit or commercial paper may otherwise be purchased by Money Fund, or (ii) subject to repurchase agreements (explained in the prospectus), if the collateral for the agreement complies with Rule 2a-7.

       -- Time Deposits. Money Fund may invest in fixed time deposits, which are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties; however, such deposits which are subject to such penalties, other than deposits maturing in less than 7 days, are subject to the 10% investment limitation for illiquid securities set forth in "Other Investment Techniques and Strategies - Illiquid and Restricted Securities" in the Prospectus.

     --  Floating   Rate/Variable  Rate  Notes.  Money  Fund  may  invest  in
instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard, and is adjusted automatically each time such market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of no less than one year. Some variable rate or floating rate obligations in which Money Fund may invest have a demand feature entitling the holder to demand payment at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      -- Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by Money Fund at varying rates of interest pursuant to direct arrangements between Money Fund, as lender, and the corporate borrower that issues the note. These notes permit daily changes in the amounts borrowed. Money Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note at any time without penalty. It is not generally contemplated that master demand notes will be traded because they are direct lending arrangements between the lender and the borrower. There is no secondary market for these notes, although they are redeemable and thus immediately repayable by the borrower at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, Money Fund's right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. In evaluating the master demand arrangements, the Manager considers the earning power, cash flow, and other liquidity ratios of the issuer. If they are not rated by Rating Organizations, Money Fund may invest in them only if, at the time of an investment, they are Eligible Securities. The Manager will continuously monitor the borrower's financial ability to meet all of its obligations because Money Fund's liquidity might be impaired if the borrower were unable to pay principal and interest on demand. There is no limit on the amount of the Money Fund's assets that may be invested in floating rate and variable rate obligations. Floating rate or variable rate obligations which do not provide for recovery of principal and interest within seven days' notice will be subject to the 15% limitation applicable to illiquid securities.


 Investment Restrictions

         |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

     |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

     |_| more than 50% of the outstanding shares.

         The Funds' investment objectives are fundamental policies. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Funds' Board of Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Funds' most significant investment policies are described in the Prospectus.

     |X| Do the Funds Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Funds.

         |_| No Fund can buy securities issued or guaranteed by any one issuer if (i) more than 5% of its total assets would be invested in securities of that issuer or (ii) it would then own more than 10% of that issuer's voting securities, or (iii) it would then own more than 10% in principal amount of that issuer's outstanding debt securities. The restriction on debt securities does not apply to Strategic Bond Fund. All of the restrictions apply only to 75% of the Fund's total assets. The limits do not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities.

         |_| The Funds cannot lend money. However, it can invest in all or a portion of an issue of bonds, debentures, commercial paper or other similar corporate obligations of the types that are usually purchased by institutions, whether or not they are publicly distributed. The Funds may also enter into repurchase agreements, and make loans of portfolio securities.

         |_| The Funds cannot concentrate investments. That means they cannot invest 25% or more of their total assets in companies in any one industry. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction. This policy does not limit investments by Money Fund in obligations issued by banks.

         |_| The Funds cannot buy or sell real estate or interests in real estate. However, the Funds can purchase debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, which invest in real estate or interests in real estate.

         |_| The Funds cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         |_| The Funds cannot invest in commodities or commodity contracts, other than the hedging instruments permitted by any of its other fundamental policies. It does not matter whether the hedging instrument is considered to be a commodity or commodity contract.

         |_| The Funds cannot invest in the securities issued by any company for the purpose of exercising control of management of that company.

         |_| The Funds cannot invest in or hold securities of any issuer if officers and Trustees of the Funds or the Manager individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

         |_| The Funds cannot mortgage, pledge, hypothecate or otherwise encumber any of its assets to secure a debt or a loan. However, this does not prohibit the Funds from entering into an escrow, collateral or margin arrangement with any of its investments.

         |_| The Funds cannot invest in oil, gas or other mineral explorations or development programs. However, the Funds may purchase options, futures contracts, swaps and other investments which are backed by, or the investment return from which are linked to oil, gas and mineral values.

         |_| The Funds cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Funds are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Funds' policy not to concentrate its investments as described above, the Funds have adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

                            How the Funds Are Managed

Organization and History. Each Fund is an investment portfolio, or "series" of Oppenheimer Variable Account Funds (the "Trust"), a multi-series open-end management investment company organized as a Massachusetts business trust that presently includes ten series. Money Fund, Bond Fund and Growth Fund were all organized in 1983, High Income Fund, Aggressive Growth Fund and Multiple Strategies Fund, were all organized in 1986, Global Securities Fund was organized in 1990, Strategic Bond Fund was organized in 1993, Growth & Income Fund was organized in 1995, and Small Cap Growth Fund was organized in 1998. All references to the Fund's Board of Trustees and Officers refer to the Trustees and Officers, respectively, of Oppenheimer Variable Account Funds.

     The Funds are governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Funds' activities, review their performance, and review the actions of the Manager. Although the Funds will not normally hold annual meetings of its shareholders, they may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust of Oppenheimer Variable Account Funds.

                  |X| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of any Fund into two or more classes. While the Board has done so, and each Fund currently has two classes of shares: Class 2 shares, and a class of shares without numerical designation, no Class 2 shares of the Fund are outstanding or have ever been offered as of the date of this Statement of Additional Information. All classes invest in the same investment portfolio. Each class of shares:

o has its own dividends and distributions,

o pays certain expenses which may be different for the different classes, o may have a different net asset value, o may have separate voting rights on matters in which interests of one class are different from interests of another class, and

o votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of each Fund represents an interest in that Fund proportionately equal to the interest of each other share of the same class.

         The Trustees are authorized to create new series and classes of shares. The Trustees may reclassify unissued shares of the Funds into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Funds. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

         |X| Meetings of Shareholders. As a Massachusetts business trust, the Funds are not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Funds will hold meetings when required to do so by the Investment Company Act or other applicable law. They will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of all the Funds, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of all outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Funds valued at $25,000 or more or constituting at least 1% of the Funds' outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

         |X| Shareholder and Trustee Liability. The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Funds' obligations. It also provides for indemnification and reimbursement of expenses out of the Funds' property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which a Fund would be unable to meet its obligations.

         The Funds' contractual arrangements state that any person doing business with the Funds (and each shareholder of the Funds) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with that Fund. The contracts further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Funds. The Trustees and officers of the Fund's parent, the Trust, and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds(1):

Oppenheimer Cash Reserves                 Oppenheimer Total Return Fund, Inc.
Oppenheimer Champion Income Fund          Oppenheimer Variable Account Funds
Oppenheimer Equity Income Fund            Panorama Series Fund, Inc.
Oppenheimer High Yield Fund               Centennial America Fund, L. P.
Oppenheimer International Bond Fund     Centennial California Tax Exempt Trust
Oppenheimer Integrity Funds              Centennial Government Trust
Oppenheimer Limited-Term Government
       Fund                             Centennial Money Market Trust
Oppenheimer Main Street Funds, Inc.     Centennial New York Tax Exempt Trust
Oppenheimer Municipal Fund              Centennial Tax Exempt Trust
Oppenheimer Real Asset Fund            The New York Tax-Exempt Income Fund, Inc.
Oppenheimer Strategic Income Fund

     Ms. Macaskill and Messrs. Swain, Bishop, Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices with the other Denver-based Oppenheimer funds. As of April 2, 1999, the Trustees and officers of the Fund as a group did not beneficially own any shares of the Fund.


Robert G. Avis,* Trustee; Age: 67
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

William A. Baker, Trustee; Age: 84
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

George C. Bowen, Trustee; Age: 62
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  Senior  Vice  President  (from  September,  1987 to  April,  1999) and
Treasurer (from March, 1985 to April, 1999) of the Manager; Formerly Vice President (from June, 1983 to April, 1999) and Treasurer (from March, 1985 to April, 1999) of the Distributor; formerly Vice President (from October, 1989 to April, 1999) and Treasurer (from April, 1986 to April, 1999) of HarbourView; formerly Senior Vice President (from February, 1992 to April, 1999), Treasurer (from July, 1991 to April, 1999) and a director (from December, 1991 to April,
1999) of Centennial; Formerly President, Treasurer and a director of Centennial Capital Corporation (from June, 1989 to April, 1999); Formerly Vice President and Treasurer (from August, 1978 to April, 1999) and Secretary (from April, 1981 to April, 1999) of SSI; formerly Vice President, Treasurer and Secretary of SFSI (from November, 1989 to April, 1999); Formerly Assistant Treasurer of OAC (from March 1998 to April, 1999); Formerly Treasurer of Oppenheimer Partnership Holdings, Inc. (from November, 1989 to April, 1999); Formerly Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (from July, 1996 to April,
1999); Formerly Treasurer of OFIL and Oppenheimer Millennium Fund plc (from October, 1997 to April, 1999).

Charles Conrad, Jr., Trustee; Age: 68
1501 Quail Street, Newport Beach, CA 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co. prior to which he was associated with the National Aeronautics and Space Administration.

Jon S. Fossel, Trustee; Age: 56
P.O. Box 44, Mead Street, Waccabuc, New York 10597
Formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder Financial Services, Inc.

Sam Freedman, Trustee; Age: 58
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc. and Shareholder Financial Services, Inc., Vice President and a director of Oppenheimer Acquisition Corp. and a director of the Manager.

Raymond J. Kalinowski, Trustee; Age: 69
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company).


C. Howard Kast, Trustee; Age: 76
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee; Age: 77
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

James C. Swain, Chairman, Chief Executive Officer and Trustee*; Age 65
6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, and Chairman of the Board of Shareholder Services, Inc.

Bridget A. Macaskill, President; Age: 50
Two World Trade Center, 34th Floor, New York, New York 10048
President (since June 1991), Chief Executive Officer (since September 1995) and a director (since December 1994) of the Manager; President and a director (since June 1991) of HarbourView Asset Management Corp.; Chairman and a director (since August 1994) of Shareholder Services, Inc. and (since September 1995) Shareholder Financial Services, Inc.; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp.; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager, and Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Hillsdown Holdings plc (a U.K. food company).

Ned M. Steel, Trustee; Age: 84
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.

David P. Negri, Vice President and High Income Fund, Bond Fund, Strategic Bond Fund and Multiple Strategies Fund Portfolio Manager, Age: 45 Two World Trade Center, 34th Floor, New York, New York 10048 Senior Vice President of the Manager (since June 1989); an officer of other Oppenheimer funds.

Arthur J. Zimmer, Vice President and Money Fund Portfolio Manager, Age: 53
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President of the Manager (since June 1997); Vice President of Centennial (since September 1991); an officer of other Oppenheimer funds; formerly Vice President of the Manager (October 1990-June 1997).

Carol E. Wolf, Vice President and Money Fund Portfolio Manager, Age: 47
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager and Centennial (since June 1990); an officer of other Oppenheimer funds.

John S. Kowalik, Vice President and Bond Fund Portfolio Manager, Age: 42
Two World Trade Center, 34th Floor, New York, New York 10048
Senior Vice President of the Manager (since July 1998); an officer of other Oppenheimer funds; formerly Managing Director and Senior Portfolio Manager at Prudential Global Advisors (1989-1998).

Bruce L. Bartlett, Vice President and Aggressive Growth Fund Portfolio Manager,
Age: 49
Two World Trade Center, 34th Floor, New York, New York 10048
Senior Vice President of the Manager (since January 1998); an officer of other Oppenheimer funds; formerly a Vice President and Senior Portfolio Manager at First of America Investment Corp.

Jane Putnam, Vice President and Growth Fund Portfolio Manager, Age: 38
Two World Trade Center, 34th Floor, New York, New York 10048
Vice President of the Manager (since October 1995); previously a portfolio manager and equity research analyst for Chemical Bank.

Michael S. Levine, Vice President and Multiple Strategies Fund and Growth & Income Fund Portfolio Manager, Age: 33 Two World Trade Center, 34th Floor, New York, New York 10048 Vice President of the Manager (since April 1996); formerly portfolio manager and research associate for Amas Securities, Inc., before which he was an analyst for Shearson Lehman Hutton Inc.

Richard H. Rubinstein, Vice President and Multiple Strategies
   Portfolio Manager, Age: 50
Two World Trade Center, 34th Floor, New York, New York 10048
Senior Vice President of the Manager (since October 1995); an officer of other Oppenheimer funds (since June 1990).

George Evans, Vice President and Multiple Strategies Fund Portfolio Manager,
Age: 39
Two World Trade Center, 34th Floor, New York, New York 10048
Vice President of the Manager (since September 1990) and HarbourView (since July
1994); an officer of other Oppenheimer funds.

Arthur P. Steinmetz,  Vice President and Strategic Bond Fund Portfolio  Manager,
Age: 40 Two World Trade Center, 34th Floor, New York, New York 10048 Senior Vice President of the Manager (since March 1993); an officer of other Oppenheimer funds.

Jay W. Tracey III, Vice President and Small Cap Growth Fund Portfolio Manager,
Age: 45
Two World Trade Center, 34th Floor, New York, New York 10048
Vice President of the Manager (since September 1994); Vice President and portfolio manager of other OppenheimerFunds; formerly a Managing Director of Buckingham Capital Management (February 1994-September 1994), prior to which he was Portfolio Manager and Vice President of the Fund and other Oppenheimer funds and a Vice President of the Manager (July 1991-February 1994).

Alan Gilston, Vice President and Small Cap Growth Fund Portfolio Manager,
Age: 41
Two World Trade Center, 34th Floor, New York, New York 10048
Vice President of the Manager (since September 1997); formerly a Vice President and portfolio manager at Schroder Capital Management International, Inc.

William Wilby, Vice President and Global Securities Fund Portfolio Manager,
Age: 54
Two World Trade Center, 34th Floor, New York, NY 10048-0203
Senior Vice President and the Manager (since July 1994) and HarbourView Asset Management Corporation (since October 1993); and officer of other Oppenheimer funds; formerly International Investment Strategist at Brown Brothers Harriman & Co., prior to which he was a Managing Director and Portfolio Manager at AIG Global Investors.

Andrew J. Donohue, Vice President and Secretary; Age: 48
Two World Trade Center, 34th Floor, New York, New York 10048
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corp., Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since September 1995); President and a director of Centennial Asset Management Corp. (since September 1995); President and a director of Oppenheimer Real Asset
Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a Director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer; Age: 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Scott T. Farrar, Assistant Treasurer; Age: 33
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age: 50
Two World Trade Center, 34th Floor, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November 1989); Assistant Secretary (since October 1997) of Oppenheimer Millennium Funds plc and OppenheimerFunds International Ltd.; an officer of other Oppenheimer funds.

      |X| Remuneration of Trustees. The officers of the Fund and two Trustees of the Fund (Ms. Macaskill and Mr. Swain) are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Trustees of the Fund (other than Mr. Bowen, who was affiliated with the Manager until April, 1999) received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended December 31, 1998. The compensation from all of the Denver- based Oppenheimer funds includes the compensation from the Fund and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1998.


                                                                              Total Compensation
Trustee's Name and Other Positions     Aggregate Compensation                 From all Denver-Based
                                       from Funds                             Oppenheimer Funds(1)
-------------------------------------- -------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------- --------------------------------------

Robert G. Avis                                         $___                                  $67,998

-------------------------------------- -------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------- --------------------------------------
                                                       $___                                  $69,998
William A. Baker


-------------------------------------- -------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------- --------------------------------------

Charles Conrad, Jr.                                    $___                                  $67,998

-------------------------------------- -------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------- --------------------------------------

Jon. S. Fossel                                         $___                                $67,496.04

-------------------------------------- -------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------- --------------------------------------

Sam Freedman
Audit and Review Committee Member                      $___                                  $73,998

-------------------------------------- -------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------- --------------------------------------

Raymond J. Kalinowski
Audit and Review Committee Member
                                                       $____                                 $73,998
-------------------------------------- -------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------- --------------------------------------



C. Howard Kast                                         $___                                  $76,998
Audit and Review Committee Chairman

-------------------------------------- -------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------- --------------------------------------

Robert M. Kirchner                                     $____                                 $67,998

-------------------------------------- -------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------- --------------------------------------

Ned M. Steel                                           $___                                  $67,998

-------------------------------------- -------------------------------------- --------------------------------------

1.       For the 1998 calendar year.

      |X| Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.


      Deferral of Trustee's fees under the plan will not materially affect the Funds' assets, liabilities and net income per share. The plan will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Funds may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

       O Major Shareholders. As of April 2, 1999 the holders of 5% or more of the outstanding shares of any Fund were separate accounts of the following insurance companies and their respective affiliates: (i) Monarch Life Insurance Company ("Monarch"), Springfield, MA; (ii) ReliaStar Bankers Security Life Insurance Company ("ReliaStar"), Minneapolis, MN; (iii) GE Life & Annuity Assurance Company ("GE"), Richmond, VA; (iv) Nationwide Life Insurance Company ("Nationwide"), Columbus, OH; (v) Aetna Life Insurance and Annuity Company ("Aetna"), Hartford, CT; (vi) Massachusetts Mutual Life Insurance Company, Springfield, MA ("MassMutual"), (vii) Jefferson-Pilot Life Insurance Company, Greensboro, NC and Alexander Hamilton Life Insurance Company of America, both in Concord, NH (collectively, "Jefferson Pilot"); (viii) CUNA Mutual Group
("CUNA"), Madison, WI and (ix) American General Annuity Insurance Company, Houston, TX ("American General"). Such shares were held as shown in Appendix C. No shares of Class 2 shares of any Fund were outstanding as of that date.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Funds have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.
Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      |X| The Investment Advisory Agreements. The Manager provides investment advisory and management services to each Fund under an investment advisory agreement between the Manager and the Trust for each Fund. The Manager selects securities for the Funds' portfolio and handles its day-to-day business. The portfolio manager of the Fund are employed by the Manager and are the person who is principally responsible for the day-to-day management of the Funds' portfolios. Other members of the Manager's Teams, provide the portfolio managers with counsel and support in managing the Funds' portfolios. For Global Securities Fund, this includes George Evans and Frank Jennings; for Growth Fund, this includes Robert C. Doll, and for Small Cap Growth Fund, this includes Susan Switzer. Similarly, other members of the Manager's Fixed Income Portfolio Department, particularly portfolio analysts, traders and other portfolio managers having broad experience with domestic and international government and fixed-income securities, provide the portfolio managers of the High Income Fund, Bond Fund and Strategic Bond Fund with support in managing the portfolios of those Funds.

      The agreements require the Manager, at its expense, to provide the Funds with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

      The Funds pay expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Funds. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Funds to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. Prior to May 1, 1999, the advisory agreement for Aggressive Growth Fund did not include a breakpoint above $800 million. In the event more than one class of shares is issued, the fees would be allocated to each class of shares based upon the relative proportion of the Funds' net assets represented by that class.

         Expenses not expressly assumed by the Manager under the Investment Advisory Agreements are paid by the Trust. The Investment Advisory Agreements list examples of expenses paid by the Funds, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.

         The management fees paid by the Funds to the Manager for the Funds' most recent three fiscal years (except for Small Cap Growth Fund, which commenced operations in 1998) were as follows:

                                      Fiscal year ended December 31,
                                      1996        1997          1998

Money Fund                           $445,899      $601,698     $
High Income Fund                     $1,177,754    $1,667,490   $
Bond Fund                            $2,188,350    $3,281,556   $
Aggressive Growth Fund               $3,382,840    $5,324,309   $
Growth Fund                          $1,139,255(1) $2,859,202   $
Multiple Strategies Fund             $3,132,569    $4,068,887   $
Global Securities Fund               $3,395,740    $5,615,606   $
Strategic Bond Fund                  $618,338      $1,197,613   $
Growth & Income Fund                 $160,819      $790,577     $
Small Cap Growth Fun                  N/A           N/A         $   (2)
--------------------
(1) During the fiscal year ended December 31, 1996, the Manager reimbursed Oppenheimer Growth Fund $27,276 for certain SEC registration fees incurred in connection with the acquisition by that Fund of J.P. Aggressive Growth Fund, Inc.
(2)From May 1, 1998 (commencement of operations) to December 31, 1998.

      The investment advisory agreements state that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

      The agreements permit the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to a Fund, the Manager may withdraw the right of that Fund to use the name "Oppenheimer" as part of its name.

                         Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreements. One of the duties of the Manager under the investment advisory agreements is to arrange the portfolio transactions for the Funds. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Funds' portfolio transactions. The Manager is authorized by the advisory agreements to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Funds to obtain, at reasonable expense, the "best execution" of the Funds' portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Funds as established by its Board of Trustees.

         Under the investment advisory agreements, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Funds and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.


Subject to those considerations, as a factor in selecting brokers for the Funds' portfolio transactions, the Manager may also consider sales of shares of the Funds and other investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Funds subject to the provisions of the investment advisory agreements and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Funds may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Funds ordinarily use the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment policies similar to those of the Funds. Those other funds may purchase or sell the same securities as the Funds at the same time as the Funds, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt obligations are principal transactions at net prices. This affects a substantial portion of the portfolio transactions of Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund. Instead of using a broker for those transactions, the Funds normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Funds seek to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreements permit the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to one of the Funds and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      The (i) total brokerage commissions paid by the Funds (other than Money Fund, which paid no brokerage commissions), not including spreads or concessions on principal transactions on a net trade basis, for the Funds' fiscal year ended December 31, 1996, 1997 and 1998; and (ii) for the Funds' fiscal year ended December 31, 1998, the amount of transactions directed to brokers for research services, and the amount of the commissions paid to broker-dealers for those services, is shown in the chart below:

                                                      Research     Research
                                  Commissions       Transactions  Commissions

      Fund                 1996     1997   1998       1998          1998


High Income Fund
Bond Fund
Strategic Bond Fund
Aggressive Growth Fund
Growth Fund
Small Cap Growth Fund
Global Securities Fund
Multiple Strategies Fund
Growth & Income Fund





                         Distribution and Service Plans

      The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor will act as the principal underwriter of the Fund's Class 2 shares, if and when shares of that class are issued. There is no general distributor for the Fund's shares without numerical designation.

Class 2 Service Plans

         The Trust has adopted a Service Plan for Class 2 shares of each Fund under Rule 12b-1 of the Investment Company Act, pursuant to which the each Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of Class 2. Each Class 2 Plan has been approved by a vote of (i) the Board of Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the Manager as the then-sole initial holder of such shares. As of the date of this Statement of Additional Information, no Class 2 shares have been issued and therefore no payments have been made under the Plans.

         Under the Class 2 Plans, no payment will be made to any insurance company separate account sponsor or affiliate thereof under a Fund's Class 2 Plan (each is referred to as a "Recipient") in any quarter if the aggregate net assets of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Trust's Independent Trustees. Initially, the Board of Trustees has set the fee at 0.10% of average annual net assets and set no minimum amount.

         In addition, the Manager and the Distributor may, under the Plans, from time to time from their own resources (which, as to the Manager, may include profits derived from the advisory fee it receives from each respective Fund) make payments to Recipients for distribution and administrative services they perform. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of distribution assistance payments they make to Recipients from their own assets.

         Unless terminated as described below, each Class 2 Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Trust's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Any Class 2 Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. For purposes of voting with respect to the Class 2 Plans, Account owners are considered to be shareholders of a Fund's shares. No Class 2 Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by Account owners of the class affected by the amendment. All material amendments must be approved by the Board the Independent Trustees.

         While the plans are in effect and Class 2 shares are outstanding, the Treasurer of the Trust must provide separate written reports to the Trust's Board of Trustees at least quarterly describing the amount of payments made pursuant to each Plan and the purposes for which the payments were made. The Class 2 reports also must include the identity of each Recipient that received any payment. These reports are subject to the review and approval of the Independent Trustees.

         The Class 2 Plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Funds. Such payments are made in recognition that the Distributor will pay insurance company separate account sponsors for certain activities, as described in the Prospectus.

                            Performance of the Funds

Explanation of Performance Terminology. The Funds use a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Funds' most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048.

         The Funds' illustrations of their performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Funds' performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Funds' performance information as a basis for comparison with other investments:

         |_| Total returns measure the performance of a hypothetical account in a Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

         |_| The Fund's performance does not reflect the charges deducted from an investor's separate account by the insurance company or other sponsor of that separate account, which vary from product to product. If these charges were deducted, performance will be lower than as described in the Fund's Prospectus and Statement of Additional Information. In addition, the separate accounts may have inception dates different from those of the Funds.

     |_| An investment in the Fund is not insured by the FDIC or any other government agency.

         |_| The Funds' performance returns do not reflect the effect of taxes on dividends and capital gains distributions.



         |_| The principal value of the Funds' shares and total returns are not guaranteed and normally will fluctuate on a daily basis. 1

|_| When an investor's shares are redeemed, they may be worth more or less than their original cost. 1

         |_| Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

         The Funds' total returns are affected by market conditions, the quality of the Funds' investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses.

         |X| Total Return Information. There are different types of "total returns" to measure the Funds' performance. Total return is the change in value of a hypothetical investment in a Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Funds use standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

1. These statements do not apply to Money Fund, which seeks to maintain a stable net asset value of $1.00 per share. There can be no assurance that Money Fund will be able to do so.

                  |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                                         1/n
                             (          )
                             ( ERV      )  - 1 = Average Annual Total Returns
                             ( -----    )
                             (   P      )


                  |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                              ERV  -  P
                              -----------     = Total Return
                                   P

The Funds' Total Returns for the Periods Ended 12/31/98


                              Average Annual Total Return for:

                                                                                                          Cumulative
                                                                                                          Total
                                    Fiscal Year      Five Year         Ten Year                         Return From
                                    Ended            Period            Period          Inception(1)    Inception(1)
Fund                                12/31/98         Ended 12/31/98    Ended 12/31/98  to 12/31/98     to 12/31/98
----                                --------         --------------     --------------  -----------       -----------
High Income Fund                     ____%            ____%             ____%          _____%           ______%
Bond Fund                            ____%            ____%              ____%      ____%                 _______%
Aggressive Growth Fund              _____%           _____%             _____%     _____%                 ______%
Growth Fund                         _____%           _____%             _____%     _____%                 ______%
Multiple Strategies Fund            ____%            _____%             _____%     _____%                 ______%
Global Securities Fund              _____%           _____%             n/a        _____%                 ______%
Strategic Bond Fund                  ____%           n/a                n/a         ____%                  _____%
Growth & Income Fund                _____%           n/a                n/a        _____%                 ______%
Small Cap Growth Fund               _____%           n/a                n/a        ____%         ______%

-------------
(1)Inception dates are as follows: 4/30/86 for High Income Fund; 4/3/85 for Bond Fund and Growth Fund; 8/15/86 for Aggressive Growth Fund; 2/9/87 for Multiple Strategies Fund; 11/12/90 for Global Securities Fund; 5/3/93 for Strategic Bond Fund; 7/5/95 for Growth & Income Fund and 5/1/98 for Small Cap Growth Fund.

  |_| Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a stated 30-day period. It is not based on actual distributions paid by the Fixed Income Funds to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

  Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

                                              a - b     6
                    Standardized Yield  = 2 [(----- + 1)  - 1]
                                                cd

         The symbols above represent the following factors:

         a = dividends and interest earned during the 30-day period.

         b = expenses accrued for the period (net of any expense assumptions).

         c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.

         d = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.


         The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

                  |_| Dividend Yield. The Fixed Income Funds may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

   Dividend Yield = dividends paid x 12/maximum offering price (payment date)



                                   Yields for the 30-Day Periods Ended 12/31/98


Fund                 Standardized Yield                Dividend Yield



High Income Fund

Bond Fund

Strategic Bond Fund


         |_| Money Fund Yields. The current yield for Money Fund is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded  effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return  (obtained as described  above),
         (2) raising the sum to a power equal to 365 divided by 7, and (3) subtracting 1 from the result.

         The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

Other Performance Comparisons. The Funds compare their performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Funds may also compare their performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X| Lipper Rankings. From time to time the Funds may publish the rankings of their performance by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods based on categories relating to investment objectives. Lipper currently ranks the Funds' performance against other funds in the same investment category. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |X| Morningstar Rankings. From time to time the Funds may publish the star ranking of the performance of separate accounts that hold its shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks separate accounts in broad investment categories.


         |X| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Funds may include in its advertisements and sales literature performance information about the Funds cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The Funds' performance may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Funds' shares to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Funds' returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily,1 while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Funds may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.



ABOUT YOUR ACCOUNT



How to Buy and Sell Shares

         Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity and other insurance company separate accounts, as explained in the Funds' Prospectus. Therefore, instructions from an investor to buy or sell shares of the Funds should be directed to the insurance sponsor for the investor's separate account, or that insurance sponsor's agent.

         |X| Allocation of Expenses. The Funds pay expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.


         If and when more than one class of the Funds' shares are issued, the methodology for calculating the net asset value, dividends and distributions of the Fund's share classes would recognize two types of expenses. General expenses that do not pertain specifically to any one class would be allocated pro rata to the shares of all classes. The allocation would be based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class would be allocated equally to each outstanding share within that class. Examples of such expenses include service plan (12b-1) fees of Class 2 shares, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Funds are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days, and the values of some of the Fund's portfolio securities may change significantly on those days, when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Board of Trustees determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.


--------------------

1. These statements do not apply to Money Fund, which seeks to maintain a stable net asset value of $1.00 per shares. There can be no assurance that Money Fund will be able to do so.

     |X| Securities Valuation. The Funds' Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

     |_| Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:

(1) if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or

(2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

     |_| Equity securities traded on a foreign securities exchange generally are valued in one of the following ways: (1) at the last sale price available to the pricing service approved by the Board of Trustees, or (2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or

(3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

         |_| Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

         |_| The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1) debt instruments that have a maturity of more than 397 days when issued,

(2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and

(3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

         |_|  The  following   securities  are  valued  at  cost,  adjusted  for
amortization  of premiums  and  accretion  of  discounts:

(1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and

(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

         |_| Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Funds write an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Funds expires, that Fund has a gain in the amount of the premium. If that Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If a Fund exercises a put it holds, the amount that Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

                       Dividends, Capital Gains and Taxes

         Dividends and Distributions. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Funds or borne separately by a class (if more than one class of shares are outstanding). Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, if and when Class 2 shares are ever issued, dividends on Class 2 shares are expected to be lower. That is because of the effect of the service fee on Class 2 shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Funds' dividends and capital gains distributions is briefly highlighted in the Prospectus.

         Under the Internal Revenue Code, by December 31 each year, the Funds must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Funds must pay an excise tax on the amounts not distributed. It is presently anticipated that the Funds will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         The Funds intend to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). If the Funds qualify as "regulated investment companies" under the Internal Revenue Code, they will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Funds qualified as regulated investment companies in its last fiscal year. The Internal Revenue Code contains a number of complex tests relating to qualification which the Funds might not meet in any particular year. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

                      Additional Information About the Fund

The Custodian. The Bank of New York is the Custodian of the Funds' assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Funds' cash balances with the custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial. Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

                                   Appendix A


                                                 RATINGS DEFINITIONS


Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

                         Moody's Investors Service, Inc.


                        Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.
                        Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.


                        Standard & Poor's Rating Services


                            Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

                         Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  Exhibits  adequate  protection  parameters.   However,   adverse  economic
conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.


                                Fitch IBCA, Inc.


                     International Long-Term Credit Ratings

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. Securities are not meeting current obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the rating category. Plus and minus signs are not added to the "AAA" category or to categories below "CCC."

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment. May have an added "+" to denote exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in higher ratings.

F3: Fair credit quality. Capacity for timely payment is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility, Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

Duff & Phelps Credit Rating Co. Ratings

Long-Term Debt and Preferred Stock

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A-: Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+, BBB & BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB & BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within the category.

B+, B & B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.

CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP:  Preferred stock with dividend arrearages.

Short-Term Debt:

                                   High Grade:

D-1+: Highest certainty of timely payment. Safety is just below risk-free U.S. Treasury short-term debt.

D-1: Very high certainty of timely payment. Risk factors are minor.

D-1-: High certainty of timely payment. Risk factors are very small.

Good Grade:
D-2: Good certainty of timely payment. Risk factors are small.

Satisfactory Grade:
D-3: Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade:

D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service.

Default:
D-5: Issuer failed to meet scheduled principal and/or interest payments.

                                   Appendix B



                                              Industry Classifications


Aerospace/Defense                            Food and Drug Retailers
Air Transportation                           Gas Utilities
Asset-Backed                                 Health Care/Drugs
Auto Parts and Equipment                    Health Care/Supplies & Services
Automotive                                   Homebuilders/Real Estate
Bank Holding Companies                       Hotel/Gaming
Banks                                        Industrial Services
Beverages                                    Information Technology
Broadcasting                                 Insurance
Broker-Dealers                               Leasing & Factoring
Building Materials                           Leisure
Cable Television                             Manufacturing
Chemicals                                    Metals/Mining
Commercial Finance                          Nondurable Household Goods
Communication Equipment                      Office Equipment
Computer Hardware                            Oil - Domestic
Computer Software                            Oil - International
Conglomerates                                Paper
Consumer Finance                             Photography
Consumer Services                            Publishing
Containers                                   Railroads
Convenience Stores                           Restaurants
Department Stores                            Savings & Loans
Diversified Financial                        Shipping
Diversified Media                            Special Purpose Financial
Drug Wholesalers                             Specialty Printing
Durable Household Goods                      Specialty Retailing
Education                                    Steel
Electric Utilities                           Telecommunications - Technology
Electrical Equipment                         Telephone - Utility
Electronics                                  Textile/Apparel
Energy Services & Producers                  Tobacco
Entertainment/Film                           Trucks and Parts
Environmental                                Wireless Services
Food

                                           APPENDIX C - MAJOR SHAREHOLDERS

As of April 2, 1999, the number of shares and approximate percentage of shares held of record by separate accounts of the following insurance companies (and their respective subsidiaries) that held 5% or more of the outstanding shares of one of the Funds were as follows:


                           Monarch            ReliaStar           GE            Nationwide      Aetna
Money Fund                 21,499,321,030     8,093,264.192       *              *              12,369,251.370
                           17.64%             17.64%                                            10.15%

High Income Fund            *                 2,165,823.647     14,990,095.405   **            2,978,922.048
                                               7.60%               52.69%                        10.46%

Bond Fund                  *                    *               3,866,286.454   27,008,568.180  *
                                                                8.27%            57.80%

Aggressive Growth          *                 1,301,216.741      5,437,690.776       *           1,532,591.771
Fund                                           5.77%               24.12%                           6.80%

Growth Fund                1,040,760.309        *               5,179,659.799     1,171,925.886  1,782,271.929
                           5.82%                                   28.93%             6.55%            9.95%

Multiple Strategies        3,280,203.387    8,093,264.192       4,983,247.856     22,386,053.011 3,244,265.630
Fund                       8.27%            6.64%               12.56%               56.41%       8.18%

Global Securities          *                *                   *                 27,725,753.826 2,630,290.307
Fund                                                                              53.57%         5.08%

Strategic Bond Fund        *                *                   *                 *                 4,966,074.026
                                                                                                    10.72%

Growth & Income   *                       *                   *        *                         1,479,984.610
Fund                                                                                                15.00%


---------------
*Less than 5% of the outstanding shares of that Fund.
                                   (continued)


                                MassMutual       Jefferson-Pilot      CUNA      American General
Money Fund                      79,892,214.064     *                   *
                                65.56%

High Income Fund                4,986,977.788      *              2,006,997.136
                                17.52%                            7.06%

Bond Fund                       10,375,581.125   3,638,780.489       *
                                22.21%               7.79%

Aggressive Growth               13,04,219.906           *            *
Fund                            59.91%

Growth Fund                     4,513,660.568    3,705,101.994       *
                                25.21%               20.70%

Multiple Strategies             2,911,017.696        *               *
Fund                            7.34%

Global Securities               19,905,519.202       *               *
Fund                            38.46%

Strategic Bond Fund             39,617,075.312       *               *
                                85.52%

Growth & Income                 7,570,113.808        *               *
Fund                            76.72%

---------------
*Less than 5% of the outstanding shares of that Fund.

Oppenheimer Variable Account Funds


Investment Adviser
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1-800-525-7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         Deloitte & Touche LLP
         555 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202

[OppenheimerFunds logo]


PX600.0599

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 23.  Exhibits

(a) Eighth Restated Declaration of Trust dated 5/1/98: Previously filed with Registrants Post-Effective Amendment No. 32, (4/29/90) and incorporated herein by reference.

(b)  Amended  By-Laws  dated  6/26/90:   Previously   filed  with   Registrant's
Post-Effective Amendment No. 26 (2/13/95), and incorporated herein by reference.

(i) Oppenheimer Money Fund specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

(ii) Oppenheimer Bond Fund specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

(iii)Oppenheimer Growth Fund specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

(iv) Oppenheimer High Income Fund specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

(v) Oppenheimer Aggressive Growth Fund specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98, and incorporated herein by reference.

(vi) Oppenheimer Multiple Strategies Fund specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

(vii) Oppenheimer Global Securities Fund specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

(viii) Oppenheimer Strategic Bond Fund specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

(ix) Oppenheimer Growth & Income Fund specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

(x) Oppenheimer Small Cap Growth Fund specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(xi) Oppenheimer Money Fund Class 2 specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98, and incorporated herein by reference.

(xii) Oppenheimer Bond Fund Class 2 specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98, and incorporated herein by reference.

(xiii) Oppenheimer Growth Fund Class 2 specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98, and incorporated herein by reference.

(xiv) Oppenheimer High Income Fund Class 2 specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98, and incorporated herein by reference.

(xv)  Oppenheimer  Aggressive  Growth Fund Class 2 specimen  share  certificate:
Filed  with  Registrant's   Post-Effective   Amendment  No.  31,  1/30/98,   and
incorporated herein by reference.

(xvi) Oppenheimer  Multiple  Strategies Fund Class 2 specimen share certificate:
Filed  with  Registrant's   Post-Effective   Amendment  No.  31,  1/30/98,   and
incorporated herein by reference.

(xvii)  Oppenheimer  Global Securities Fund Class 2 specimen share  certificate:
Filed  with  Registrant's   Post-Effective   Amendment  No.  31,  1/30/98,   and
incorporated herein by reference.

(viii) Oppenheimer Strategic Bond Fund Class 2 specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98, and incorporated herein by reference.

(xix) Oppenheimer Growth & Income Fund Class 2 specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98, and incorporated herein by reference.

(xx) Oppenheimer Small Cap Growth Fund Class 2 specimen share certificate: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98, and incorporated herein by reference.

(d) (i) Investment  Advisory  Agreement for Oppenheimer Money Fund dated 9/1/94:
Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.

(ii) Investment Advisory Agreement for Oppenheimer High Income Fund dated 9/1/94: Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.

(iii)  Investment  Advisory  Agreement for  Oppenheimer  Bond Fund dated 9/1/94:
Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.

(iv) Investment Advisory Agreement for Oppenheimer Aggressive Growth Fund dated 9/1/94: Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.

(v)  Revised  and  Restated   Investment   Advisory  Agreement  for  Oppenheimer
Aggressive  Growth  Fund  dated  May 1,  1999:  To be  filed  by  Post-Effective
Amendment.

(vi) Investment  Advisory  Agreement for  Oppenheimer  Growth Fund dated 9/1/94:
Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.

(vii) Investment  Advisory  Agreement for Oppenheimer  Multiple  Strategies Fund
dated  9/1/94:  Filed  with  Post-Effective   Amendment  No.  26,  2/13/95,  and
incorporated herein by reference.

(viii)  Investment  Advisory  Agreement for Oppenheimer  Global  Securities Fund
dated  9/1/94:  Filed  with  Post-Effective   Amendment  No.  26,  2/13/95,  and
incorporated herein by reference.

(ix) Investment Advisory Agreement for Oppenheimer Strategic Bond Fund dated 9/1/94: Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.

(x) Investment Advisory Agreement for Oppenheimer Growth & Income Fund dated 5/1/95: Filed with Post-Effective Amendment No. 29, 4/22/96, and incorporated herein by reference.

(xi) Investment Advisory Agreement for Oppenheimer Small Cap Growth Fund dated 5/1/98 - Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98, and incorporated herein by reference.

(e) (i) General Distributor's Agreement for Class 2 shares of Oppenheimer Money Fund dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(ii) General Distributor=s Agreement for Class 2 shares of Oppenheimer Bond Fund
dated  5/1/98:  Filed  with  Post-Effective   Amendment  No.  32,  4/29/98,  and
incorporated herein by reference.

(iii) General Distributor's Agreement for Class 2 shares of Oppenheimer Growth Fund dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(iv) General Distributor's Agreement for Class 2 shares of Oppenheimer High Income Fund dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(v) General Distributor's Agreement for Class 2 shares of Oppenheimer Aggressive Growth Fund dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(vi) General Distributor's Agreement for Class 2 shares of Oppenheimer Multiple Strategies Fund dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(vii) General Distributor's Agreement for Class 2 shares of Oppenheimer Global Securities Fund dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(viii) General Distributor's Agreement for Class 2 shares of Oppenheimer Strategic Bond Fund dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(ix) General Distributor's Agreement for Class 2 shares of Oppenheimer Growth & Income Fund dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(x) General Distributor's Agreement for Class 2 shares of Oppenheimer Small Cap Growth Fund dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(f) Form of Deferred  Compensation  Plan for  Disinterested  Trustees\Directors:
Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and incorporated herein by reference.

(g) Custody Agreement between Oppenheimer Variable Account Funds and The Bank of New York, dated 11/12/92: Previously filed with Registrant's Post-Effective Amendment No. 21, 3/12/93, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(h)      Not applicable.

(i) (i) Opinion and Consent of Counsel, 3/14/85: Previously filed with Registrant's Pre-Effective Amendment No. 1, 3/20/85, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

         (ii) Opinion and Consent of Counsel, 4/28/86: Previously filed with Registrant's Post-Effective Amendment No. 5, 8/12/86, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

         (iii) Opinion and Consent of Counsel, 7/31/86: Previously filed with Registrant's Post-Effective Amendment No. 5, 8/12/86, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

         (iv) Opinion and Consent of Counsel, 1/21/87: Previously filed with Registrant's Post-Effective Amendment No. 7, 2/6/87, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

         (v) Opinion and Consent of Counsel, dated July 31, 1990: Previously filed with Registrant's Post-Effective Amendment No. 15, 9/19/90, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

         (vi) Opinion and Consent of Counsel dated April 23, 1993: Previously filed with Registrant's Post-Effective Amendment No. 22, 4/30/93, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(vii) Opinion and Consent of Counsel dated April 18, 1995: Filed with Post-Effective Amendment No. 29, 4/22/96, and incorporated herein by reference.

(viii) Opinion and Consent of Counsel: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(j) Independent Auditors Consent: To be filed by Post-Effective Amendment.

(k)      Not applicable.

(l)      Not applicable.

(m) (i) Service Plan and Agreement for Class 2 shares of Oppenheimer Money Fund:
Filed  with   Registrant's   Post-Effective   Amendment  No.  31,   1/30/98  and
incorporated herein by reference.

(ii) Service Plan and  Agreement  for Class 2 shares of  Oppenheimer  Bond Fund:
Filed  with   Registrant's   Post-Effective   Amendment  No.  31,   1/30/98  and
incorporated herein by reference.

(iii) Service Plan and Agreement for Class 2 shares of Oppenheimer  Growth Fund:
Filed  with   Registrant's   Post-Effective   Amendment  No.  31,   1/30/98  and
incorporated herein by reference.

(iv) Service Plan and  Agreement for Class 2 shares of  Oppenheimer  High Income
Fund: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(v) Service Plan and Agreement for Class 2 shares of Oppenheimer Aggressive Growth Fund: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(vi) Service Plan and Agreement for Class 2 shares of Oppenheimer Multiple Strategies Fund: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(vii) Service Plan and Agreement for Class 2 shares of Oppenheimer Global Securities Fund: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(viii) Service Plan and Agreement for Class 2 shares of Oppenheimer Strategic Bond Fund: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(ix) Service Plan and Agreement for Class 2 shares of Oppenheimer Growth & Income Fund: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(x) Service Plan and Agreement for Class 2 shares of Oppenheimer Small Cap Growth Fund: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(n) (i) Financial Data Schedules: To be filed by Post-Effective Amendment.

(o)  Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3  updated  through
8/25/98: Previously filed with Post-Effective Amendment No. 70 to the Registration Statement of Oppenheimer Global Fund (Reg. No. 2-31661), 9/14/98, and incorporated herein by reference.

-- Powers of Attorney: Filed with Post-Effective Amendment No. 29, 4/22/96, and with Registrant's Post-Effective Amendment No. 24, 2/25/94, and incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

         Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including with limitation those described in Parts A and B hereof and listed in Item 26(b) below.


(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.



Name and Current Position                  Other Business and Connections
with OppenheimerFunds, Inc.                During the Past Two Years

Charles E. Albers,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer  funds
                                                     (since   April   1998);   a
                                                     Chartered         Financial
                                                     Analyst;  formerly,  a Vice
                                                     President   and   portfolio
                                                     manager    for     Guardian
                                                     Investor   Services,    the
                                                     investment       management
                                                     subsidiary  of The Guardian
                                                     Life   Insurance    Company
                                                     (since 1972).

Edward Amberger,
Assistant                                            Vice   President   Formerly
                                                     Assistant  Vice  President,
                                                     Securities    Analyst   for
                                                     Morgan  Stanley Dean Witter
                                                     (May  1997 -  April  1998);
                                                     and Research  Analyst (July
                                                     1996 - May 1997), Portfolio
                                                     Manager  (February  1992  -
                                                     July  1996) and  Department
                                                     Manager   (June   1988   to
                                                     February 1992) for The Bank
                                                     of New York.

Mark J.P. Anson,
Vice President
Vice President of Oppenheimer Real Asset Management, Inc. ("ORAMI"); formerly, Vice President of Equity Derivatives at Salomon Brothers, Inc.

Peter M. Antos,
Senior Vice President
An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; Senior Vice President of HarbourView Asset Management Corporation ("HarbourView"); prior to March, 1996 he was the senior equity portfolio manager for the Panorama Series Fund, Inc. (the "Company") and other mutual funds and pension funds managed by G.R. Phelps & Co. Inc. ("G.R. Phelps"), the Company's former investment adviser, which was a subsidiary of Connecticut Mutual Life Insurance Company; he was also responsible for managing the common stock department and common stock investments of Connecticut Mutual Life Insurance Co.

Lawrence Apolito,
Vice President                                       None.

Victor Babin,
Senior Vice President                                None.

Bruce Bartlett,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds.
                                                     Formerly,  a Vice President
                                                     and    Senior     Portfolio
                                                     Manager at First of America
                                                     Investment Corp.

George Batejan,
Executive Vice President,
Chief                                                Information         Officer
                                                     Formerly     Senior    Vice
                                                     President, Group Executive,
                                                     and Senior Systems  Officer
                                                     for American  International
                                                     Group  (October 1994 - May,
                                                     1998).

John R. Blomfield,
Vice                                                 President  Formerly  Senior
                                                     Product Manager  (November,
                                                     1995  -  August,  1997)  of
                                                     International   Home  Foods
                                                     and American  Home Products
                                                     (March,   1994  -  October,
                                                     1996).
Connie Bechtolt,
Assistant Vice President                             None.

Kathleen Beichert,
Vice President                                       None.

Rajeev Bhaman,
Vice President
Formerly, Vice President (January 1992 - February, 1996) of Asian Equities for Barclays de Zoete Wedd, Inc.

Robert J. Bishop,
Vice                                                 President Vice President of
                                                     Mutual   Fund    Accounting
                                                     (since   May   1996);    an
                                                     officer       of      other
                                                     Oppenheimer          funds;
                                                     formerly, an Assistant Vice
                                                     President   of   OFI/Mutual
                                                     Fund   Accounting    (April
                                                     1994-May 1996),  and a Fund
                                                     Controller for OFI.

Chad Boll,
Assistant Vice President                             None

George C. Bowen,
Senior Vice President, Treasurer
and Director
     Vice President (since June 1983) and Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc. (the "Distributor"); Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991)and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice
     President  and Treasurer  (since  August 1978) and  Secretary  (since April
     1981) of Shareholder Services, Inc. ("SSI"); Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. ("SFSI") (since November
     1989); Assistant Treasurer of Oppenheimer Acquisition Corp. ("OAC") (since March, 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of ORAMI (since July 1996); an officer of other Oppenheimer funds.

Scott Brooks,
Vice President                                       None.

Kevin Brosmith,
Vice President                                       None.

Nancy Bush,
Assistant Vice President

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division
     Formerly, Assistant Vice President of Rochester Fund Services, Inc.

Michael Carbuto,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     Vice      President      of
                                                     Centennial.

John Cardillo,
Assistant Vice President                             None.

Mark Curry,
Assistant Vice President

H.C. Digby Clements,
Vice President:
Rochester Division                                   None.

O. Leonard Darling,
Executive                                            Vice    President     Chief
                                                     Executive    Officer    and
                                                     Senior      Manager      of
                                                     HarbourView           Asset
                                                     Management     Corporation;
                                                     Trustee (1993 - present) of
                                                     Awhtolia College - Greece.

William DeJianne,                                    None.
Assistant Vice President

Robert A. Densen,
Senior Vice President                                None.

Sheri Devereux,
Assistant Vice President                             None.

Craig P. Dinsell
Executive                                            Vice  President   Formerly,
                                                     Senior  Vice  President  of
                                                     Human     Resources     for
                                                     Fidelity Investments-Retail
                                                     Division  (January,  1995 -
                                                     January,   1996),  Fidelity
                                                     Investments     FMR     Co.
                                                     (January,   1996  -   June,
                                                     1997)     and      Fidelity
                                                     Investments   FTPG   (June,
                                                     1997 - January, 1998).

Robert Doll, Jr.,
Executive Vice President and
Chief Investment Officer and
Director An officer and/or portfolio manager of certain Oppenheimer funds.

John Doney,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director
     Executive Vice President (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. since (September 1995); President and a director of Centennial (since September 1995); President and a director of ORAMI (since July 1996); General Counsel (since May 1996) and Secretary (since April
     1997) of OAC; Vice President and Director of OppenheimerFunds International, Ltd. ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Patrick Dougherty,                                   None.
Assistant Vice President

Bruce Dunbar,                                        None.
Vice President

Daniel Engstrom,
Assistant Vice President

George Evans,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President                             None.

George Fahey,
Vice President                                       None.

Scott Farrar,
Vice                                                 President         Assistant
                                                     Treasurer  of   Oppenheimer
                                                     Millennium Funds plc (since
                                                     October  1997);  an officer
                                                     of other Oppenheimer funds;
                                                     formerly, an Assistant Vice
                                                     President   of   OFI/Mutual
                                                     Fund   Accounting    (April
                                                     1994-May 1996),  and a Fund
                                                     Controller for OFI.

Leslie A. Falconio,
Assistant Vice President                             None.

Katherine P. Feld,
Vice                                                 President   and   Secretary
                                                     Vice      President     and
                                                     Secretary       of      the
                                                     Distributor;  Secretary  of
                                                     HarbourView,            and
                                                     Centennial; Secretary, Vice
                                                     President  and  Director of
                                                     Centennial          Capital
                                                     Corporation; Vice President
                                                     and Secretary of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division
     An officer, Director and/or portfolio manager of certain Oppenheimer funds; Presently he holds the following other positions: Director (since 1995) of ICI Mutual Insurance Company; Governor (since 1994) of St. John's College; Director (since 1994 - present) of International Museum of Photography at George Eastman House. Formerly, he held the following positions: formerly, Chairman of the Board and Director of Rochester Fund Distributors, Inc.
     ("RFD");  President  and  Director of  Fielding  Management  Company,  Inc.
     ("FMC"); President and Director of Rochester Capital Advisors, Inc. ("RCAI"); Managing Partner of Rochester Capital Advisors, L.P., President and Director of Rochester Fund Services, Inc. ("RFS"); President and Director of Rochester Tax Managed Fund, Inc.; Director (1993 - 1997) of VehiCare Corp.; Director (1993 - 1996) of VoiceMode.

Patricia Foster,
Vice                                                 President   Formerly,   she
                                                     held     the      following
                                                     positions:  An  officer  of
                                                     certain  former   Rochester
                                                     funds (May, 1993 - January,
                                                     1996);     Secretary     of
                                                     Rochester Capital Advisors,
                                                     Inc.  and  General  Counsel
                                                     (June, 1993 - January 1996)
                                                     of Rochester
                                                     Capital Advisors, L.P.

David Foxhoven,
Assistant Vice President

Jennifer Foxson,
Vice President                                       None.

Erin Gardiner,
Assistant Vice President                             None.

Linda Gardner,
Vice President                                       None.

Alan Gilston,
Vice President
     Formerly, Vice President (1987-1997) for Schroder Capital Management International.

Jill Glazerman,
Vice President                                       None.

Robyn Goldstein-Liebler
Assistant Vice President                             None.

Mikhail Goldverg
Assistant Vice President                             None.

Jeremy Griffiths,
Executive Vice President and
Chief                                                Financial   Officer   Chief
                                                     Financial    Officer    and
                                                     Treasurer   (since   March,
                                                     1998)    of     Oppenheimer
                                                     Acquisition Corp.; a Member
                                                     and Fellow of the Institute
                                                     of  Chartered  Accountants;
                                                     formerly, an accountant for
                                                     Arthur    Young    (London,
                                                     U.K.).

Robert Grill,
Senior Vice President
     Formerly, Marketing Vice President for Bankers Trust Company (1993-1996); Steering Committee Member, Subcommittee Chairman for American Savings Education Council (1995-1996).

Caryn Halbrecht,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Elaine T. Hamann,
Vice President
     Formerly, Vice President (September, 1989 - January, 1997) of Bankers Trust Company.

Robert Haley
Assistant                                            Vice  President   Formerly,
                                                     Vice      President      of
                                                     Information   Services  for
                                                     Bankers    Trust    Company
                                                     (January,  1991 - November,
                                                     1997).

Thomas B. Hayes,
Vice President                                       None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager
     President and Director of SFSI;  President and Chief  executive  Officer of
     SSI.

Dorothy Hirshman,                                    None.
Assistant Vice President

Merryl Hoffman,
Vice President                                       None.

Nicholas Horsley,
Vice President
     Formerly, a Senior Vice President and Portfolio Manager for Warburg, Pincus Counsellors, Inc. (1993-1997), Co-manager of Warburg, Pincus Emerging Markets Fund (12/94 - 10/97), Co-manager Warburg, Pincus Institutional Emerging Markets Fund - Emerging Markets Portfolio (8/96 - 10/97), Warburg Pincus Japan OTC Fund, Associate Portfolio Manager of Warburg Pincus International Equity Fund, Warburg Pincus Institutional Fund - Intermediate Equity Portfolio, and Warburg Pincus EAFE Fund.

Scott T. Huebl,
Assistant Vice President                             None.

Richard Hymes,
Vice President                                       None.

Jane Ingalls,
Vice President                                       None.

Kathleen T. Ives,
Vice President                                       None.

Christopher Jacobs,
Assistant Vice President                             None.

William Jaume,
Vice President

Frank Jennings,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Susan Katz,
Vice President

Thomas W. Keffer,
Senior Vice President                                None.

Erica Klein,
Assistant Vice President

Avram Kornberg,
Vice President                                       None.

John Kowalik,
Senior Vice President
     An officer and/or portfolio manager for certain OppenheimerFunds; formerly, Managing Director and Senior Portfolio Manager at Prudential Global Advisors (1989 - 1998).

Joseph Krist,
Assistant Vice President                             None.



Michael Levine,
Vice President                                       None.

Shanquan Li,
Vice President                                       None.

Stephen F. Libera,
Vice President
     An officer and/or portfolio manager for certain Oppenheimer funds; a Chartered Financial Analyst; a Vice President of HarbourView; prior to March 1996, the senior bond portfolio manager for Panorama Series Fund Inc., other mutual funds and pension accounts managed by G.R. Phelps; also responsible for managing the public fixed-income securities department at Connecticut Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                                       None.

Dan Loughran,
Assistant Vice President:
Rochester Division                                   None.

David Mabry,
Assistant Vice President                             None.

Steve Macchia,
Vice President                                       None.

     Bridget Macaskill, President, Chief Executive Officer and Director Chief Executive Officer (since September 1995); President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August
     1994), and SFSI (September 1995); President (since September 1995) and a director (since October 1990) of OAC; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of OFI; a director of ORAMI (since July 1996) ; President and a director (since October 1997) of OFIL, an offshore fund manager subsidiary of OFI and Oppenheimer Millennium Funds plc (since October 1997); President and a director of other Oppenheimer funds; a director of Hillsdown Holdings plc (a U.K. food company); formerly, an Executive Vice President of OFI.

Philip T. Masterson,
Vice President

Loretta McCarthy,
Executive Vice President                             None.

Kelley A. McCarthy-Kane
Assistant Vice President
     Formerly,  Product  Manager,  Assistant Vice President (June 1995- October,
     1997) of Merrill Lynch Pierce Fenner & Smith.

Beth Michnowski,
Assistant                                            Vice   President   Formerly
                                                     Senior  Marketing   Manager
                                                     May, 1996 - June, 1997) and
                                                     Director     of     Product
                                                     Marketing  (August,  1992 -
                                                     May,  1996)  with  Fidelity
                                                     Investments.

Lisa Migan,
Assistant Vice President                             None.



Denis R. Molleur,
Vice President                                       None.

Nikolaos Monoyios,
Vice                                                 President A Vice  President
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer  funds
                                                     (since   April   1998);   a
                                                     Certified         Financial
                                                     Analyst;  formerly,  a Vice
                                                     President   and   portfolio
                                                     manager    for     Guardian
                                                     Investor   Services,    the
                                                     management   subsidiary  of
                                                     The Guardian Life Insurance
                                                     Company (since 1979).

Linda Moore,
Vice President
     Formerly, Marketing Manager (July 1995-November 1996) for Chase Investment Services Corp.

Kenneth Nadler,
Vice President                                       None.


David Negri,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President                             None.

Robert A. Nowaczyk,
Vice President                                       None.

Ray Olson,
Assistant Vice President                             None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                                   None.

Gina M. Palmieri,
Assistant Vice President                             None.

Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

James Phillips
Assistant Vice President                             None.

Stephen Puckett,
Vice President                                       None.

Jane Putnam,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Michael Quinn,
Assistant Vice President
     Formerly, Assistant Vice President (April, 1995 - January, 1998) of Van Kampen American Capital.

Julie Radtke,
Vice President

Russell Read,
Senior Vice President
     Vice President of Oppenheimer  Real Asset  Management,  Inc.  (since March,
     1995).

Thomas Reedy,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     formerly,    a   Securities
                                                     Analyst for the Manager.

John Reinhardt,
Vice President: Rochester Division                   None
Ruxandra Risko,
Vice President                                       None.

Michael S. Rosen,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President                             None.

James Ruff,
Executive Vice President & Director                  None.

Valerie Sanders,
Vice President                                       None.

Ellen Schoenfeld,
Assistant Vice President                             None.

Martha Shapiro,
Assistant Vice President                             None

Stephanie Seminara,
Vice President                                       None.

Michelle Simone,
Assistant Vice President                             None.

Richard Soper,
Vice President                                       None.

Cathleen Stahl,
Vice President

Nancy Sperte,
Executive Vice President                             None.

Donald W. Spiro,
Chairman                                             Emeritus and Director  Vice
                                                     Chairman and Trustee of the
                                                     New York-based  Oppenheimer
                                                     Funds;  formerly,  Chairman
                                                     of  the   Manager  and  the
                                                     Distributor.

Richard A. Stein,
Vice President: Rochester Division
     Assistant Vice President (since 1995) of Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President                                None.

Michael C. Strathearn,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     a    Chartered    Financial
                                                     Analyst;  a Vice  President
                                                     of HarbourView.

Wayne Strauss,
Assistant Vice President: Rochester
Division

James C. Swain,
Vice Chairman of the Board
     Chairman, CEO and Trustee, Director or Managing Partner of the Denver-based Oppenheimer Funds; formerly, President and Director of OAMC, CAMC and Chairman of the Board of SSI.

Susan Switzer,
Assistant Vice President                             None.

Anthony A. Tanner,
Vice President:  Rochester Division                  None.

James Tobin,
Vice President                                       None.

Jay Tracey,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

James Turner,
Assistant Vice President                             None.

Maureen VanNorstrand,
Assistant Vice President                             None.

Ashwin Vasan,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Annette Von Brandis,
Assistant Vice President                             None.

Teresa Ward,
Assistant Vice President                             None.

Jerry Webman,
Senior Vice President
     Director of New York-based tax-exempt fixed income Oppenheimer funds.

Christine Wells,
Vice President                                       None.

Joseph Welsh,
Assistant Vice President                             None.

Kenneth B. White,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     a    Chartered    Financial
                                                     Analyst;  Vice President of
                                                     HarbourView.

William L. Wilby,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer funds;
                                                     Vice      President      of
                                                     HarbourView.

Carol Wolf,
Vice President
     An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial; Vice President, Finance and Accounting; Point of
     Contact: Finance Supporters of Children; Member of the Oncology Advisory Board of the Childrens Hospital.

Caleb Wong,
Assistant Vice President                             None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General                                              Counsel Assistant Secretary
                                                     of SSI  (since  May  1985),
                                                     SFSI (since November 1989),
                                                     OFIL     (since      1998),
                                                     Oppenheimer      Millennium
                                                     Funds  plc  (since  October
                                                     1997);  an officer of other
                                                     Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                                   None.

Arthur J. Zimmer,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer funds;
                                                     Vice      President      of
                                                     Centennial.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

New York-based Oppenheimer Funds

Oppenheimer  California  Municipal Fund Oppenheimer  Capital  Appreciation  Fund
Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Enterprise Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Large Cap Growth Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer U.S. Government Trust Oppenheimer World Bond Fund

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds

Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Equity Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc. The New York Tax-Exempt Income Fund, Inc.

     The  address of  OppenheimerFunds,  Inc.,  the New  York-based  Oppenheimer
     Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's Class 2 shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

Name & Principal                          Positions & Offices                       Positions & Offices
Business Address                          with Underwriter                          with Registrant
Jason Bach                                Vice President                            None
31 Racquel Drive
Marietta, GA 30364

Peter Beebe                               Vice President                            None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship                    Vice President                            None
17011 Woodbank
Spring, TX  77379

George C. Bowen(1)                        Vice President and                        Vice President and
                                          Treasurer                                 Treasurer of the
                                                                                    Oppenheimer funds.

Peter W. Brennan                          Vice President                            None
1940 Cotswold Drive
Orlando, FL 32825

Susan Burton(2)                           Vice President                            None

Erin Cawley(2)                            Assistant Vice President                  None

Robert Coli                               Vice President                            None
12 White Tail Lane
Bedminster, NJ 07921

William Coughlin                          Vice President                            None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

Daniel Deckman                            Vice President                            None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone                      Vice President                            None
5105 Aldrich Avenue South
Minneapolis, MN 55403

Joseph DiMauro                            Vice President                            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Rhonda Dixon-Gunner(1)                    Assistant Vice President                  None

Andrew John Donohue(2)                    Executive Vice                            Secretary of the
                                          President & Director                      Oppenheimer funds.
                                          And General Counsel

John Donovan                              Vice President                            None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris                            Vice President                            None
4104 Harlanwood Drive
Fort Worth, TX 76109

Eric Edstrom(2)                           Vice President                            None

Wendy H. Ehrlich                          Vice President                            None
4 Craig Street
Jericho, NY 11753

Kent Elwell                               Vice President                            None
35 Crown Terrace
Yardley, PA  19067

Todd Ermenio                              Vice President                            None
11011 South Darlington
Tulsa, OK  74137

John Ewalt                                Vice President                            None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey                              Vice President                            None
412 Commons Way
Doylestown, PA 18901

Patrice Falagrady(1)                      Senior Vice President                     None

Eric Fallon                               Vice President                            None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)                      Vice President                            None
& Secretary

Mark Ferro                                Vice President                            None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)                     Vice President                            None

John ("J") Fortuna(2)                     Vice President                            None

Ronald R. Foster                          Senior Vice President                     None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki-Wells                    Vice President                            None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto                          Vice President                            None
10239 Rougemont Lane
Charlotte, NC 28277

Michelle Gans                             Vice President                            None
8327 Kimball Drive
Eden Prairie, MN  55347

L. Daniel Garrity                         Vice President                            None
2120 Brookhaven View, N.E.
Atlanta, GA 30319

Mark Giles                                Vice President                            None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)                            Vice President/National                   None
Sales Manager

Michael Guman                             Vice President                            None
3913 Pleasent Avenue
Allentown, PA 18103

Allen Hamilton                            Vice President                            None
5 Giovanni
Aliso Viejo, CA  92656

C. Webb Heidinger                         Vice President                            None
138 Gales Street
Portsmouth, NH  03801

Byron Ingram(1)                           Assistant Vice President                  None

Kathleen T. Ives(1)                       Vice President                            None

Eric K. Johnson                           Vice President                            None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson                           Vice President                            None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                              Vice President                            None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

Michael Keogh(2)                          Vice President                            None

Brian Kelly                               Vice President                            None
60 Larkspur Road
Fairfield, CT  06430

John Kennedy                              Vice President                            None
799 Paine Drive
Westchester, PA  19382

Richard Klein                             Vice President                            None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause                             Vice President                            None
560 Beacon Hill Drive
Orange Village, OH  44022

Ilene Kutno(2)                            Vice President/                           None
                                          Director of Sales

Oren Lane                                 Vice President                            None
5286 Timber Bend Drive
Brighton, MI  48116

Todd Lawson                               Vice President                            None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Dawn Lind                                 Vice President                            None
7 Maize Court
Melville, NY 11747

James Loehle                              Vice President                            None
2714 Orchard Terrace
Linden, NJ  07036

Steve Manns                               Vice President                            None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion                               Vice President                            None
39 Coleman Avenue
Chatham, N.J. 07928

Marie Masters                             Vice President                            None
8384 Glen Eagle Drive
Manlius, NY  13104

LuAnn Mascia(2)                           Assistant Vice President                  None

Wesley Mayer(2)                           Vice President                            None

Theresa-Marie Maynier                     Vice President                            None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello                       Vice President                            None
100 Anderson Street, #427
Pittsburgh, PA  15212

John McDonough                            Vice President                            None
3812 Leland Street
Chevey Chase, MD  20815

Wayne Meyer                               Vice President                            None
2617 Sun Meadow Drive
Chesterfield, MO  63005

Tanya Mrva(2)                             Assistant Vice President                  None

Laura Mulhall(2)                          Senior Vice President                     None

Charles Murray                            Vice President                            None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                              Vice President                            None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marke Nakamura                     Vice President                            None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel                              Vice President                            None
2408 Eagleridge Dr.
Henderson, NV  89014

Joseph Norton                             Vice President                            None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski                          Vice President                            None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                             Vice President                            None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit                         Vice President                            None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                             Vice President                            None
130 E. 63rd Street, #10E
New York, NY  10021

Steve Puckett                             Vice President                            None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)                           Senior Vice President                     None

Minnie Ra                                 Vice President                            None
100 Delores Street, #203
Carmel, CA 93923

Dustin Raring                             Vice President                            None
378 Elm Street
Denver, CO 80220

Michael Raso                              Vice President                            None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)                      Vice President                            None

Douglas Rentschler                        Vice President                            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Ruxandra Risko(2)                         Vice President                            None

Ian Robertson                             Vice President                            None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(2)                       Vice President                            None

Kenneth Rosenson                          Vice President                            None
3505 Malibu Country Drive
Malibu, CA 90265

James Ruff(2)                             President                                 None

Alfredo Scalzo                            Vice President                            None
19401 Via Del Mar, #303
Tampa, FL  33647

Timothy Schoeffler                        Vice President                            None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino                         Vice President                            None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                                Vice President                            None
862 McNeill Circle
Woodland, CA  95695

Michelle Simone(2)                        Assistant Vice President                  None

Stuart Speckman(2)                        Vice President                            None

Timothy Stegner                           Vice President                            None
794 Jackson Street
Denver, CO 80206

Peter Sullivan                            Vice President                            None
21445 S. E 35th Street
Issaquah, WA  98029

David Sturgis                             Vice President                            None
44 Abington Road
Danvers, MA  0923

Scott Such(1)                             Senior Vice President                     None

Brian Summe                               Vice President                            None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney                            Vice President                            None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny                             Vice President                            None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum                      Vice President                            None
704 Inwood
 Southlake, TX  76092

David G. Thomas                           Vice President                            None
7009 Metropolitan Place, #300
Falls Church, VA 22043

Susan Torrisi(2)                          Assistant Vice President                  None

Sarah Turpin                              Vice President                            None
2201 Wolf Street, #5202
Dallas, TX 75201

Mark Vandehey(1)                          Vice President                            None

Andrea Walsh(1)                           Vice President                            None

Suzanne Walters(1)                        Assistant Vice President                  None

James Wiaduck                             Vice President                            None
29900 Meridian Place
#22303
Farmington Hills, MI  48331

Marjorie Williams                         Vice President                            None
6930 East Ranch Road
Cave Creek, AZ  85331

Donn Weise                                Vice President                            None
3249 Earlmar Drive
Los Angeles, CA  90064

(1)      6803 South Tucson Way, Englewood, CO  80112
(2)      Two World Trade Center, New York, NY  10048
(3)      350 Linden Oaks, Rochester, NY  14623

         (c)  Not applicable.


Item 28.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 9th day of February, 1998.

                       Oppenheimer Variable Account Funds

                             By: /s/ James C. Swain*
                                James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                           Title                                   Date

/s/ James C. Swain*                                  Chairman of the                         February 9, 1998
-------------------------------------                Board of Trustees
James C. Swain                                       and Principal Executive
                                                     Officer


/s/ George C. Bowen*                                 Chief Financial and                     February 9,1998
-------------------------------------                Accounting Officer
George C. Bowen                                      and Treasurer


/s/ Bridget A. Macaskill*                            President                               February 9, 1998
-------------------------------------
Bridget A. Macaskill


/s/ Robert G. Avis*                                  Trustee                                 February 9, 1998
-------------------------------------
Robert G. Avis

/s/ William A. Baker*                                Trustee                                 February 9, 1998
-------------------------------------
William A. Baker

/s/ Charles Conrad, Jr.*                             Trustee                                 February 9, 1998
-------------------------------------
Charles Conrad, Jr.


/s/ Jon S. Fossel*                                   Trustee                                February 9, 1998
-------------------------------------
Jon S. Fossel

/s/ Sam Freedman*                                    Trustee                                 February 9, 1998
-------------------------------------
Sam Freedman

/s/ Raymond J. Kalinowski*                           Trustee                                  February 9, 1998
-------------------------------------
Raymond J. Kalinowski

/s/ C. Howard Kast*                                  Trustee                                 February 9, 1998
-------------------------------------
C. Howard Kast

/s/ Robert M. Kirchner*                              Trustee                                 February 9, 1998
-------------------------------------
Robert M. Kirchner

/s/ Ned M. Steel*                                    Trustee                                 February 9, 1998
-------------------------------------
Ned M. Steel

*By:
/s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact
